                         Table of Contents

                                  OVERVIEW
                    LETTER TO SHAREHOLDERS       1
                         ECONOMIC SNAPSHOT       2

                       PERFORMANCE SUMMARY
                         RETURN HIGHLIGHTS       4

                     PORTFOLIO AT A GLANCE
             TOP FIVE PORTFOLIO INDUSTRIES       5
                          TOP TEN HOLDINGS       5
                      CURRENT DISTRIBUTION       6
                           NET ASSET VALUE       6
          Q&A WITH YOUR PORTFOLIO MANAGERS       7
                         GLOSSARY OF TERMS      11
                   A FOCUS ON SENIOR LOANS      12

                            BY THE NUMBERS
                  YOUR TRUST'S INVESTMENTS      13
                      FINANCIAL STATEMENTS      38
             NOTES TO FINANCIAL STATEMENTS      43
            REPORT OF INDEPENDENT AUDITORS      50

                          VAN KAMPEN FUNDS
            THE VAN KAMPEN FAMILY OF FUNDS      51
    TRUST OFFICERS AND IMPORTANT ADDRESSES      52

It is times like these when money- management experience may make a difference.
              NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

 OVERVIEW

LETTER TO SHAREHOLDERS
August 18, 2000

Dear Shareholder,

Whether you have held your trust for years or just joined the Van Kampen family of shareholders in the last few months, you are likely to have questions and even some concerns about how recent market volatility has affected your investment. I encourage you to review the following Q&A in which your portfolio manager provides an update on how your trust is being managed in this environment.

It is times like these when money-management experience may make a difference. Toward that end, you should know that Van Kampen is one of the nation's oldest investment-management firms, with a history of money management dating back to 1926. Our portfolio managers have invested in all types of market conditions--during bull and bear markets, periods of inflation and rising interest rates, and now a technology revolution. We have managed money long enough to understand short-term market volatility and the value of investing for the long term.

                  As we move through the second half of 2000, count on us to continue to draw on the wisdom of our 74 years of experience.
Along those lines, Van Kampen's "Generations of Experience" is the theme of a national advertising campaign that we recently kicked off. The message emphasizes our depth of investment-management history, as well as our firm belief that with the right investments, anyone can realize life's true wealth.

Sincerely,

[SIG]
Richard F. Powers, III
President and CEO
Van Kampen Investments

ECONOMIC SNAPSHOT

ECONOMIC GROWTH
ECONOMIC GROWTH CONTINUED TO BE IMPRESSIVE, WITH THE GROSS DOMESTIC PRODUCT
(GDP), THE PRIMARY MEASURE OF ECONOMIC GROWTH, INCREASING AT A 5.3 PERCENT ANNUALIZED RATE FOR THE REVISED SECOND QUARTER OF 2000. PRODUCTIVITY ALSO CONTINUED ITS STEADY PACE AND SHOWED NO CLEAR SIGNS OF SLOWING DOWN. LOW UNEMPLOYMENT AND RISING PRODUCTIVITY WERE THE PRIMARY FACTORS UNDERLYING THE HEALTHY ECONOMY.

CONSUMER SPENDING AND EMPLOYMENT
INFLATION FEARS MOUNTED BECAUSE OF STRONG CONSUMER SPENDING AND THE TIGHT LABOR MARKET. ALTHOUGH CONSUMER SPENDING DECREASED SLIGHTLY FOR THE LATTER PART OF THE SECOND QUARTER, RISING INTEREST RATES DID LITTLE TO REIN IN ROBUST CONSUMER SPENDING FOR MOST OF THE REPORTING PERIOD, AND THE FACTORS UNDERPINNING CONSUMER ACTIVITY--RISING WAGES AND LOW UNEMPLOYMENT--REMAINED LARGELY UNCHANGED.

THE JOBLESS RATE HOVERED NEAR LOW LEVELS, AND EXPERIENCED LITTLE CHANGE IN JULY, WITH UNEMPLOYMENT REACHING A LOW OF 4.0 PERCENT, UNCHANGED FROM THE PREVIOUS MONTH.

INTEREST RATES AND INFLATION
STRONG GDP NUMBERS PROMPTED THE FEDERAL RESERVE BOARD (THE FED) TO EXERCISE CAUTION BY RAISING INTEREST RATES TO GUARD AGAINST INFLATION AND TEMPER ECONOMIC GROWTH. THE CONSUMER PRICE INDEX (CPI) ALSO ROSE DURING THE REPORTING PERIOD. BOTH GDP AND CPI DATA IN THE EARLY PART OF THE REPORTING PERIOD SUPPORTED THE FED'S INCREASE OF SHORT-TERM RATES. IN THE LATTER PART OF THE REPORTING PERIOD, HOWEVER, THE FED STOOD FIRM AND TOOK NO ACTION IN CHANGING INTEREST RATES BECAUSE OF BELIEFS AND SIGNS THAT THE ECONOMY WAS SLOWING.

WHILE MARKETS EXPERIENCED STRONG VOLATILITY, OBSERVERS BELIEVE THAT MARKET CONDITIONS MAY STABILIZE IF AND WHEN THE FED GROWS COMFORTABLE WITH THE PACE OF THE ECONOMY AND DECIDES TO CEASE INTEREST-RATE CHANGES.

U.S. GROSS DOMESTIC PRODUCT

SEASONALLY ADJUSTED ANNUALIZED RATES
(June 30, 1998 -- June 30, 2000)
[BAR GRAPH]

                                                                      U.S. GROSS DOMESTIC PRODUCT
                                                                      ---------------------------
Jun 98                                                                            2.1
Sep 98                                                                            3.8
Dec 98                                                                            5.9
Mar 99                                                                            3.5
Jun 99                                                                            2.5
Sep 99                                                                            5.7
Dec 99                                                                            8.3
Mar 00                                                                            4.8
Jun 00                                                                            5.3

Source: Bureau of Economic Analysis

INTEREST RATES AND INFLATION

(July 31, 1998 -- July 31, 2000)

[LINE GRAPH]

                                                                       INTEREST RATES                       INFLATION
                                                                       --------------                       ---------
Jul 98                                                                      5.50                               1.70
                                                                            5.50                               1.60
                                                                            5.25                               1.50
Oct 98                                                                      5.00                               1.50
                                                                            4.75                               1.50
                                                                            4.75                               1.60
Jan 99                                                                      4.75                               1.70
                                                                            4.75                               1.60
                                                                            4.75                               1.70
Apr 99                                                                      4.75                               2.30
                                                                            4.75                               2.10
                                                                            5.00                               2.00
Jul 99                                                                      5.00                               2.10
                                                                            5.25                               2.30
                                                                            5.25                               2.60
Oct 99                                                                      5.25                               2.60
                                                                            5.50                               2.60
                                                                            5.50                               2.70
Jan 00                                                                      5.50                               2.70
                                                                            5.75                               3.20
                                                                            6.00                               3.70
Apr 00                                                                      6.00                               3.00
                                                                            6.50                               3.10
                                                                            6.50                               3.70
Jul 00                                                                      6.50                               3.60

Interest rates are represented by the closing midline federal funds target rate on the last day of each month. Inflation is indicated by the annual percent change of the Consumer Price Index for all urban consumers at the end of each month.

       PERFORMANCE SUMMARY

RETURN HIGHLIGHTS

(as of July 31, 2000)

-----------------------------------------------------------------------
TOTAL RETURNS AND DISTRIBUTION RATE
-----------------------------------------------------------------------
One-year total return(1)                                      3.15%
-----------------------------------------------------------------------
Five-year average annual total return(1)                      5.95%
-----------------------------------------------------------------------
Ten-year average annual total return(1)                       6.68%
-----------------------------------------------------------------------
Life-of-Trust average annual total return(1)                  6.98%
-----------------------------------------------------------------------
Commencement date                                          10/04/89
-----------------------------------------------------------------------
Distribution rate(2)                                          7.57%
-----------------------------------------------------------------------
SHARE VALUATIONS
-----------------------------------------------------------------------
Net asset value on 07/31/00                                   $9.50
-----------------------------------------------------------------------
One-year high net asset value (08/01/99)                      $9.87
-----------------------------------------------------------------------
One-year low net asset value (07/31/00)                       $9.50
-----------------------------------------------------------------------

(1) Total return assumes an investment at the beginning of the period indicated, reinvestment of all distributions for the period, and tender of all shares at the end of the period indicated, excluding payment of 3.00% imposed on most shares accepted by the Trust for repurchase within the first year and declining thereafter to 0.00% after the fifth year. If the early withdrawal charge were included, total return would be lower.

(2) Distribution rate is based upon the offering price of $9.51 and the current monthly dividend of $.06 per share as of July 25, 2000.

Past performance is no guarantee of future results. Distribution rate and net asset value may fluctuate with market conditions. Trust shares, when tendered, may be worth more or less than their original cost.

This report is intended for shareholders of the Trust and may not be used as sales literature with prospective investors unless it is preceded or accompanied by the Trust's current prospectus, which gives more complete information about risk considerations, charges and expenses, investment objectives, and operating policies. Prospective investors should read the prospectus carefully before investing or sending money.

                                                 PORTFOLIO AT A GLANCE

TOP FIVE PORTFOLIO INDUSTRIES

(as a percentage of total assets--July 31, 2000)

Telecommunications--Wireless                                 8.5%
---------------------------------------------------------------------
Health Care                                                  7.2%
---------------------------------------------------------------------
Finance                                                      6.3%
---------------------------------------------------------------------
Broadcasting--Cable                                          5.5%
---------------------------------------------------------------------
Hotels, Motels, and Gaming                                   3.8%
---------------------------------------------------------------------

TOP TEN HOLDINGS

(as a percentage of total assets--July 31, 2000)

Allied Waste North America, Inc.                            2.45%
---------------------------------------------------------------------
Charter Communications, Inc.                                2.35%
---------------------------------------------------------------------
Voicestream Wireless Corp.                                  2.15%
---------------------------------------------------------------------
Wyndham International, Inc.                                 1.50%
---------------------------------------------------------------------
Integrated Health Services, Inc.                            1.48%
---------------------------------------------------------------------
Ventas Realty, Inc.                                         1.46%
---------------------------------------------------------------------
Community Health Systems, Inc.                              1.42%
---------------------------------------------------------------------
Nextel Finance Co.                                          1.29%
---------------------------------------------------------------------
Stone Container Corp.                                       1.14%
---------------------------------------------------------------------
Total Renal Care Holdings, Inc.                             1.08%
---------------------------------------------------------------------

CURRENT DISTRIBUTION

(July 31, 1990--July 31, 2000)

[INVESTMENT PERFORMANCE GRAPH]

                                                                VAN KAMPEN PRIME RATE INCOME
                                                                           TRUST                      3-MONTH TREASURY BILL
                                                                ----------------------------          ---------------------
7/90                                                                          10                               7.73
                                                                              10                               7.61
                                                                              10                               7.35
                                                                              10                               7.34
                                                                           10.01                               7.26
                                                                           10.01                               6.64
                                                                             9.5                               6.38
                                                                               9                               6.26
                                                                            8.76                               5.93
                                                                            8.51                               5.69
                                                                            8.06                               5.69
                                                                            8.02                               5.69
7/91                                                                        8.02                               5.68
                                                                            7.76                               5.48
                                                                            7.62                               5.25
                                                                             7.6                               4.97
                                                                            7.26                               4.46
                                                                             6.5                               3.96
                                                                            6.51                               3.94
                                                                             6.5                               4.02
                                                                            6.51                               4.14
                                                                            6.51                               3.77
                                                                            6.52                               3.77
                                                                            6.52                               3.65
7/92                                                                           6                               3.24
                                                                            6.01                               3.22
                                                                            5.99                               2.74
                                                                            5.99                               3.01
                                                                               6                               3.34
                                                                            5.98                               3.14
                                                                            5.96                               2.97
                                                                            5.97                                  3
                                                                            6.01                               2.96
                                                                            6.01                               2.96
                                                                            6.02                               3.11
                                                                            6.04                               3.08
7/93                                                                        5.76                                3.1
                                                                            5.75                               3.07
                                                                            5.75                               2.98
                                                                             5.5                                3.1
                                                                            5.49                                3.2
                                                                            5.47                               3.06
                                                                            5.47                               3.03
                                                                            5.48                               3.43
                                                                            5.72                               3.55
                                                                            6.16                               3.95
                                                                             6.5                               4.24
                                                                             6.5                               4.22
7/94                                                                         6.5                               4.36
                                                                            6.81                               4.66
                                                                               7                               4.77
                                                                               7                               5.15
                                                                               7                               5.71
                                                                            7.57                               5.69
                                                                            8.01                               5.99
                                                                            8.04                               5.94
                                                                            8.03                               5.87
                                                                            8.02                               5.86
                                                                            8.02                                5.8
                                                                            8.01                               5.57
7/95                                                                        8.02                               5.58
                                                                            8.01                               5.44
                                                                            8.02                               5.41
                                                                            8.03                               5.51
                                                                            8.03                               5.49
                                                                            7.54                               5.08
                                                                            7.54                               5.05
                                                                            7.25                               5.03
                                                                            7.26                               5.14
                                                                            7.01                               5.15
                                                                             6.8                               5.18
                                                                             6.8                               5.16
7/96                                                                         6.8                               5.31
                                                                            7.01                               5.28
                                                                            7.01                               5.03
                                                                            7.01                               5.15
                                                                            7.01                               5.13
                                                                            7.02                               5.17
                                                                            7.02                               5.15
                                                                            7.02                               5.22
                                                                            7.02                               5.32
                                                                            7.03                               5.23
                                                                            7.03                               4.94
                                                                            7.03                               5.17
7/97                                                                         6.8                               5.23
                                                                             6.8                               5.22
                                                                             6.8                                5.1
                                                                             6.8                                5.2
                                                                            6.79                                5.2
                                                                            6.79                               5.35
                                                                            6.79                               5.18
                                                                            6.78                               5.31
                                                                            6.79                               5.12
                                                                            6.79                               4.97
                                                                            6.79                               5.01
                                                                            6.77                               5.08
7/98                                                                        6.79                               5.07
                                                                            6.81                               4.83
                                                                            6.82                               4.36
                                                                            6.48                               4.32
                                                                            6.18                               4.48
                                                                             6.2                               4.45
                                                                            6.21                               4.45
                                                                             6.2                               4.67
                                                                            6.21                               4.48
                                                                             6.2                               4.54
                                                                            6.22                               4.63
                                                                            6.49                               4.78
7/99                                                                         6.5                               4.75
                                                                            6.55                               4.97
                                                                            6.56                               4.85
                                                                            6.58                               5.09
                                                                            6.59                                5.3
                                                                            6.59                               5.33
                                                                             6.9                               5.69
                                                                            6.96                               5.78
                                                                            7.22                               5.87
                                                                            7.23                               5.83
                                                                            7.25                               5.62
                                                                            7.51                               5.85
7/00                                                                        7.57                               6.22

NET ASSET VALUE

(July 31, 1990--July 31, 2000)

[INVESTMENT PERFORMANCE GRAPH]

                                                                  VAN KAMPEN PRIME RATE INCOME TRUST
                                                                  ----------------------------------
7/90                                                                             10.01
                                                                                    10
                                                                                    10
                                                                                    10
                                                                                  9.99
                                                                                  9.99
                                                                                    10
                                                                                  9.99
                                                                                  9.99
                                                                                  9.99
                                                                                  9.98
                                                                                  9.98
7/91                                                                              9.99
                                                                                  9.98
                                                                                  9.99
                                                                                    10
                                                                                    10
                                                                                 10.01
                                                                                    10
                                                                                 10.02
                                                                                    10
                                                                                    10
                                                                                  9.98
                                                                                  9.99
7/92                                                                                10
                                                                                    10
                                                                                    10
                                                                                 10.01
                                                                                  9.99
                                                                                 10.04
                                                                                 10.06
                                                                                 10.05
                                                                                 10.04
                                                                                 10.04
                                                                                 10.02
                                                                                    10
7/93                                                                                10
                                                                                 10.01
                                                                                 10.01
                                                                                 10.01
                                                                                 10.03
                                                                                 10.07
                                                                                 10.07
                                                                                 10.06
                                                                                 10.05
                                                                                 10.04
                                                                                 10.04
                                                                                 10.04
7/94                                                                             10.05
                                                                                 10.05
                                                                                 10.04
                                                                                 10.05
                                                                                 10.04
                                                                                 10.06
                                                                                 10.04
                                                                                 10.02
                                                                                 10.03
                                                                                 10.04
                                                                                 10.05
                                                                                 10.05
7/95                                                                             10.05
                                                                                 10.05
                                                                                 10.04
                                                                                 10.03
                                                                                 10.03
                                                                                 10.03
                                                                                 10.02
                                                                                 10.02
                                                                                    10
                                                                                    10
                                                                                    10
                                                                                    10
7/96                                                                                10
                                                                                    10
                                                                                 10.01
                                                                                    10
                                                                                    10
                                                                                  9.99
                                                                                  9.99
                                                                                  9.98
                                                                                  9.98
                                                                                  9.97
                                                                                  9.97
                                                                                  9.97
7/97                                                                              9.96
                                                                                  9.96
                                                                                  9.96
                                                                                  9.96
                                                                                  9.97
                                                                                  9.97
                                                                                  9.97
                                                                                  9.98
                                                                                  9.96
                                                                                  9.96
                                                                                  9.97
                                                                                  9.98
7/98                                                                              9.98
                                                                                  9.93
                                                                                  9.93
                                                                                  9.96
                                                                                  9.97
                                                                                  9.93
                                                                                  9.92
                                                                                  9.93
                                                                                  9.91
                                                                                  9.93
                                                                                   9.9
                                                                                  9.89
7/99                                                                              9.87
                                                                                  9.81
                                                                                  9.78
                                                                                  9.75
                                                                                  9.74
                                                                                  9.71
                                                                                  9.61
                                                                                  9.57
                                                                                  9.56
                                                                                  9.54
                                                                                  9.51
                                                                                  9.52
7/00                                                                               9.5

Past performance is no guarantee of future results.

                                                                         [PHOTO]

Q&A WITH YOUR PORTFOLIO MANAGERS
WE RECENTLY SPOKE WITH THE MANAGEMENT TEAM OF THE VAN KAMPEN PRIME RATE
INCOME TRUST ABOUT THE KEY EVENTS AND ECONOMIC FORCES THAT SHAPED THE MARKETS AND INFLUENCED THE TRUST'S RETURN DURING THE 12 MONTHS ENDED JULY 31, 2000. THE TEAM IS LED BY HOWARD TIFFEN, SENIOR PORTFOLIO MANAGER, WHO HAS MANAGED THE TRUST SINCE DECEMBER 1999 AND BRINGS MORE THAN 30 YEARS OF GLOBAL AND DOMESTIC INVESTMENT EXPERIENCE TO VAN KAMPEN'S SENIOR LOAN MANAGEMENT TEAM. THE FOLLOWING DISCUSSION REFLECTS HIS VIEWS ON THE TRUST'S PERFORMANCE.

Q   HOW WOULD YOU DESCRIBE THE
    MARKET ENVIRONMENT IN WHICH THE TRUST OPERATED, AND HOW DID THE TRUST PERFORM IN THAT ENVIRONMENT DURING THE PAST 12 MONTHS?

A   The reporting period was split
in two by the arrival of the much-anticipated year 2000 transition, which created a tentative market environment for much of late 1999 and early 2000. Many senior loan issuers expected market disruptions, so they moved quickly to arrange their financing before the fourth quarter of 1999. Others preferred to wait until the dust settled, delaying their senior loan issuance beyond the first weeks of January.

    As a result, the volume of new senior loan issuance slowed to a trickle in December and January. This caution may have been a blessing in disguise, as the senior loans that subsequently came to market were prudently constructed, with sound capital structures and sensible leverage levels. The relatively low volume spurred increased competition for suitable senior loans, providing greater liquidity and support for loan prices.

    The second half of the trust's fiscal year began quietly, due in part to weakness in the high-yield bond market. Many high-yield investors had lingering concerns over the record level of defaults in this market in 1999. This caution, coupled with steadily rising interest rates over the period, put the brakes on new issuance in the high-yield bond market. Because the senior debt market needs a healthy capital market for junior debt (which includes high-yield bonds), the lethargic nature of the high-yield market dragged the senior loan market as well.

    It wasn't until April that pools of private capital were pulled together to provide the mezzanine financing that cushions the type of transaction you find in the senior loan market. Consequently, the remainder of the reporting period was healthy and vibrant in terms of new deal flow for senior loans. Pricing was higher, competition from other institutional buyers eased, and the market had slightly less liquidity, enabling us to purchase new senior loans for the trust under significantly better terms than during the early part of the year.

    Finally, steadily rising interest rates since June 1999 have translated into a higher level of income produced by the portfolio, strengthening the trust's ability to provide shareholders with an attractive monthly dividend.

    For the 12 months through July 31, 2000, the trust had a total return of
3.15 percent based on net asset value. This includes a decrease in net asset value from $9.85 per share on July 31, 1999, to $9.50 per share on July 31, 2000.

    The trust continued to provide shareholders with an attractive level of current income, as its dividend was increased three times during the fiscal year, reflecting the steady rise in interest rates during the period. Its monthly dividend of $0.60 per share translates to a distribution rate of 7.57 percent based on the trust's public offering price on July 25, 2000. Please refer to the chart and footnotes on page 4 for additional return highlights. As a result of recent market activity, current performance may vary from the figures shown. Past performance is no guarantee of future results.

    Much of the decline in the trust's net asset value over the period is associated with defaults that arose among several loans in the portfolio in 1999 and are still being worked out. Historically, nearly every default situation has resulted in a sudden decline in the perceived value of the defaulted loan, followed in many cases by a period of gradual recovery, which can take two years or more. We are confident in the asset recovery process we have in place and the highly skilled professional staff we have assembled, and we hope for a return to greater relative stability in the trust's net asset value over the long term.

Q   WHAT WERE SOME OF THE
    CHALLENGES YOU FACED IN MANAGING THE TRUST DURING THIS PERIOD?

A   The alarming rate of defaults that
occurred in the high-yield capital market during the past year continued to haunt investors and slow the demand for these investments. An increase in default activity is normally associated with recessionary periods, not times of strong business activity, so the truly puzzling aspect of the default rate is that it spiked during a time of positive economic growth. This suggests that default patterns are less cyclical than one might expect, and that specific conditions have complicated the credit picture for many senior loan and high-yield issuers.

    For example, the health-care sector was hit hard by falling Medicare reimbursements from the federal government. The resulting capital drain pushed five of the seven largest long-term care providers into bankruptcy by the end of the third fiscal quarter. In 1998 and 1999, we also saw sinking commodities prices--for example, the price of a barrel of oil reached as low as $12, which contributed to recent difficulties in the energy sector. These factors, combined with the liquidity crisis brought about by Russia's default on its debt obligations in August 1998, created an increasing reluctance to commit capital to the debt markets.

    We also had to deal with credit concerns tied to intense competition in the cinema industry, where overbuilding of new, more luxurious theatres, while existing theatres were still in service, glutted the market with capacity and cut into profits. In fact, WestStar Cinemas, one of the trust's non-performing loans, encountered financial pressures and was sold from the portfolio during the reporting period.

    We will talk later about the increased resources we have deployed to manage the portfolio. Part of this has been an increased commitment to the still small but growing secondary market for loans. We have used this to help reduce exposures and to add new investments to the portfolio at what we think are attractive values. We have also used the secondary market to lower our exposure in areas where we believe we should either reduce risk, or where we want to hedge the outcome from the workout of a difficult investment. Just after the close of the fiscal year, we sold $16.5 million of the trust's holding in Iridium, for example, to reduce our exposure to that workout.

Q   WHAT SPECIFIC STRATEGIES DID
    YOU EMPLOY IN MANAGING THE PORTFOLIO?

A   Our chief focus was on increasing
the diversification of the trust's portfolio, as we believe this is one of the most important defenses against the potential for principal loss due to loan defaults.

    While senior loans do have the inherent strengths of collateral coverage and senior capital position, we believe increased diversification is a key to our strategy. A highly concentrated portfolio may be more susceptible to negative surprises, so we reduced the size of the portfolio's average holding to approximately $20.6 million, down from $24.5 million at the start of the period. Also, the percentage of portfolio assets allocated to the trust's top 10 holdings is now below 17 percent and we strictly limited the concentration of assets in any one issuer. With these changes, we greatly reduced short-term holdings and the cash position of the portfolio to just 8.0 percent of net assets as of July 31, 2000, down from 8.5 percent at the beginning of the reporting period. Of course, there can be no assurance that this strategy will protect against market decline.

    Aside from these strategic moves, we nearly doubled the size of our senior loan staff, adding depth and breadth of experience. Our team, which has grown to include 18 analysts with an average of 17 years of experience, has been around long enough to witness several market cycles, giving them a broad understanding of the dynamics of the senior loan market. In addition, we increased our value recovery group, establishing a highly experienced senior loan group in the business.

Q   WHAT IS YOUR OUTLOOK FOR THE
    MARKET AND THE TRUST IN THE MONTHS AHEAD?

A   We anticipate a stable to slightly
rising interest-rate environment, as long as economic growth remains steady but unspectacular and inflation remains in check. Continued relatively modest demand for senior loans should help support yields.

    Also, we expect the recent discipline within the senior loan market to continue, sustaining the supply of senior loans with solid credit structures, prudent loan covenants, and sensible leverage levels. Default rates have moderated and should remain at reasonable levels more closely aligned with the market's historical default rate.

    We believe the portfolio is well-positioned for the future. The senior loan asset class should continue to be a defensive investment, an inflation hedge, and an attractive choice for portfolio diversification.

GLOSSARY OF TERMS

A HELPFUL GUIDE TO SOME OF THE COMMON TERMS YOU'RE LIKELY TO SEE IN THIS REPORT AND OTHER FINANCIAL PUBLICATIONS.

DIVERSIFICATION: A method of portfolio allocation and management aimed at balancing investment risk and return; a balanced portfolio may combine stocks, bonds, and cash equivalents.

DIVIDEND: A distribution of earnings. Dividends may be in the form of cash, stock, or property.

INFLATION: A persistent and measurable rise in the general level of prices. Inflation is widely measured by the Consumer Price Index, an economic indicator that measures the change in the cost of purchased goods and services.

LIQUIDITY: The ease with which an investor can buy or sell a security at a reasonable price.

PORTFOLIO: A collection of securities owned by an individual or an institution that may include stocks, bonds, and money-market securities.

SECTOR: A group of securities that are similar with respect to industry, maturity, credit rating, or coupon.

SENIOR LOANS: Loans or other debt securities that are given preference to junior securities of the borrower. In the event of bankruptcy, payments to holders of senior loan obligations are given priority over payments to holders of subordinated debt, as well as shareholders of preferred and common stock. Senior loans may share priority status with other senior securities of the borrower, although such status is not a guarantee that monies to which the trust is entitled will be paid.

YIELD: The annual rate of return on an investment, expressed as a percentage.

A FOCUS ON SENIOR LOANS

    The Prime Rate Income Trust invests primarily in senior collateralized loans to corporations, partnerships, and other business entities that operate in a variety of industries and geographic locations. Senior loans have a number of characteristics that, in the opinion of the trust's management team, are important to the integrity of the trust's portfolio. These include:

SENIOR STANDING

    With respect to interest payments, senior loans generally have priority over other classes of loans, preferred stock, or common stocks, though they may have equal status with other securities of the borrower. This status is not a guarantee, however, that monies to which the trust is entitled will be paid. If they are not fully paid, it potentially could have a negative effect on the trust's net asset value. For more details, please refer to the prospectus.

COLLATERAL BACKING

    Senior loans are often secured by collateral that has been pledged by the borrower under the terms of a loan agreement. Forms of collateral include trademarks, accounts receivable or inventory, buildings, real estate, franchises, and common and preferred stock in subsidiaries and affiliates. Under certain circumstances, collateral might not be entirely sufficient to satisfy the borrower's obligations in the event of nonpayment of scheduled interest or principal, and in some instances may be difficult to liquidate on a timely basis.

    Additionally, a decline in the value of the collateral could cause the loan to become substantially undersecured, and circumstances could arise (such as bankruptcy of a borrower) that could cause the trust's security interest in the loan's collateral to be invalidated. This could potentially have a negative effect on the trust's net asset value.

CREDIT QUALITY

    Many senior loans carry provisions designed to protect the lender in certain circumstances. In addition, the variable-rate nature of the portfolio is expected to lessen the fluctuation in the trust's net asset value. However, the net asset value will still be subject to the influence of changes in the real or perceived credit quality of the loans in which the trust invests. This may occur, for example, in the event of a sudden or extreme increase in prevailing interest rates, a default in a loan in which the trust holds an interest, or a substantial deterioration in the borrower's creditworthiness. From time to time, the trust's net asset value may be more or less than at the time of the investment.

SPECIAL CONSIDERATIONS

    Under normal market conditions, the trust may invest up to 20 percent of its assets in senior loans that are not secured by any specific collateral. From time to time, the trust may hold equity positions as collateral, which may contribute to volatility in the trust's net asset value. These equity positions may or may not be traded on stock exchanges and valued daily at the market price. It is management's opinion that shareholders will generally ultimately benefit from these holdings. In addition, up to 20 percent of the trust's assets may be invested in senior loans made to non-U.S. borrowers, although these loans must be U.S.-dollar denominated.

                                               BY THE NUMBERS

YOUR TRUST'S INVESTMENTS

July 31, 2000
THE FOLLOWING PAGES DETAIL THE PORTFOLIO OF INVESTMENTS OF YOUR TRUST AT THE END OF THE REPORTING PERIOD.(1)

PRINCIPAL                               BANK LOAN
 AMOUNT                                 RATINGS+
  (000)             BORROWER          MOODY'S  S&P     STATED MATURITY*        VALUE
            VARIABLE RATE** SENIOR LOAN INTERESTS
            AEROSPACE/DEFENSE  0.6%
$ 15,337    Aerostructures Corp.,
            Term Loan...............  NR       BB-   12/31/03 to 09/06/04  $   15,163,163
   8,010    Aircraft Braking
            Systems, Inc., Term
            Loan....................  NR       NR    10/15/05                   8,010,323
  12,849    Decrane Finance Co.,
            Term Loan...............  B2       B+    9/30/05 to 12/17/06       12,837,371
   3,370    United Defense
            Industries, Inc., Term
            Loan....................  Ba3      BB-   10/06/05 to 10/06/06       3,351,875
                                                                           --------------
                                                                               39,362,732
                                                                           --------------
            AUTOMOTIVE  3.2%
  33,955    American Axle and
            Manufacturing, Inc.,
            Term Loan...............  Ba3      BB    04/30/06                  33,884,618
  56,343    Breed Technologies,
            Inc., Term Loan (a)
            (b).....................  NR       NR    04/27/04 to 04/27/06      25,917,629
   3,988    Breed Technologies,
            Inc., Revolving Credit
            Agreement (a) (b).......  NR       NR    04/27/04                   1,834,291
   3,009    Breed Technologies,
            Inc., Debtor in
            Possession (b)..........  NR       NR    09/30/00                   3,009,090
   4,975    CSK Auto, Inc., Term
            Loan....................  Ba2      BB-   10/31/03                   4,927,325
  14,963    Dura Operating Corp,
            Term Loan...............  Ba3      BB-   03/31/06                  14,974,186
  39,771    Federal Mogul Corp.,
            Term Loan...............  Ba2      BB    03/24/05                  39,766,614
  12,998    Global Metal
            Technologies, Term
            Loan....................  NR       NR    03/13/05                  12,998,375
   9,385    Insilco Corp., Term
            Loan....................  Ba3      B+    11/24/05                   9,384,801
   9,900    Metalforming
            Technologies, Inc., Term
            Loan....................  NR       NR    06/30/06                   9,899,956

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

July 31, 2000

PRINCIPAL                               BANK LOAN
 AMOUNT                                 RATINGS+
  (000)             BORROWER          MOODY'S  S&P     STATED MATURITY*        VALUE
            AUTOMOTIVE (CONTINUED)
$ 16,368    Safelite Glass Corp.,
            Term Loan (a) (b).......  Caa1     NR    12/23/04 to 12/23/05  $    8,994,564
  35,469    SPX Corp., Term Loan....  Ba2      BB+   09/30/04 to 09/30/06      35,564,128
   5,000    Tenneco Automotive,
            Inc., Term Loan.........  Ba3      BB    09/30/05                   4,917,500
                                                                           --------------
                                                                              206,073,077
                                                                           --------------
            BEVERAGE, FOOD AND TOBACCO  1.2%
  40,395    Agrilink Foods, Term
            Loan....................  B1       B+    09/30/04 to 09/30/05      40,394,808
   5,602    Amerifoods Cos., Inc.,
            Term Loan (f)...........  NR       NR    06/30/01                          56
   9,250    B & G Food Holdings,
            Term Loan...............  B1       B+    03/31/06                   9,245,946
   9,370    Edwards Baking Corp.,
            Term Loan...............  NR       NR    09/30/03 to 09/30/05       9,372,257
   7,350    Leon's Bakery, Inc.,
            Term Loan...............  NR       NR    05/02/05                   7,350,232
   3,990    Merisant Co., Term
            Loan....................  Ba3      BB-   03/31/07                   4,008,286
   4,975    New World Pasta Co.,
            Term Loan...............  B1       B     01/28/06                   4,975,540
                                                                           --------------
                                                                               75,347,125
                                                                           --------------
            BROADCASTING--CABLE  5.5%
  13,995    Adelphia Cable
            Partnership, Revolving
            Credit Agreement........  Ba2      BB+   12/31/03                  13,680,198
   9,800    CC VIII Operating LLC,
            Term Loan...............  Ba3      BB+   01/29/08                   9,804,087
 153,000    Charter Communications,
            Inc., Term Loan.........  Ba3      BB+   03/17/08                 152,148,861
  46,431    Chelsea Communications,
            Inc., Term Loan.........  Ba2      NR    12/31/04                  46,438,205
   9,880    Encore Investments, Term
            Loan....................  NR       NR    06/30/04                   9,880,000
   3,000    Encore Investments,
            Revolving Credit
            Agreement...............  NR       NR    06/30/04                   3,000,034
   6,486    Fairchild Holding Corp.,
            Term Loan...............  Ba3      BB-   04/30/06                   6,485,850

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

July 31, 2000

PRINCIPAL                               BANK LOAN
 AMOUNT                                 RATINGS+
  (000)             BORROWER          MOODY'S  S&P     STATED MATURITY*        VALUE
            BROADCASTING--CABLE (CONTINUED)
$ 43,833    Falcon Communications,
            Inc., Term Loan.........  Ba3      BB    12/31/07              $   43,599,662
  14,907    Frontiervision Operating
            Partners, L.P.,
            Term Loan...............  Ba2      BB    03/31/06                  14,863,142
  19,861    Garden State
            Cablevision, L.P.,
            Revolving Credit
            Agreement...............  NR       NR    06/30/05                  19,860,618
  35,000    Insight Kentucky
            Partners, Term Loan.....  Ba3      BB+   12/31/07                  35,018,226
                                                                           --------------
                                                                              354,778,883
                                                                           --------------
            BROADCASTING--DIVERSIFIED  0.4%
   5,000    AMFM, Inc., Term Loan...  Ba1      NR    11/19/01                   4,993,750
  14,925    Muzak Audio
            Communications, Inc.,
            Term Loan...............  B1       B+    12/31/06                  14,806,839
   4,550    White Knight
            Broadcasting, Inc., Term
            Loan....................  NR       NR    06/30/07                   4,549,982
                                                                           --------------
                                                                               24,350,571
                                                                           --------------
            BROADCASTING--TELEVISION  2.0%
  19,840    Black Entertainment
            Television, Inc., Term
            Loan....................  NR       NR    06/30/06                  19,616,800
   9,442    LIN Television Corp.,
            Term Loan...............  Ba3      BB-   03/31/07                   9,419,940
   7,960    Quorum Broadcasting,
            Inc., Term Loan.........  NR       NR    09/30/07                   7,959,965
  58,300    Sinclair Broadcast
            Group, Inc., Term
            Loan....................  Ba2      BB-   09/15/05                  58,289,019
  31,760    TLMD Acquisition Co.,
            Term Loan...............  NR       NR    03/31/07                  31,754,028
                                                                           --------------
                                                                              127,039,752
                                                                           --------------
            BUILDINGS & REAL ESTATE  1.4%
  19,717    Builders Firstsource,
            Term Loan...............  NR       BB-   12/30/05                  19,713,321
  14,678    Crescent Real Estate,
            Term Loan...............  NR       NR    02/01/04                  14,641,040

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

July 31, 2000

PRINCIPAL                               BANK LOAN
 AMOUNT                                 RATINGS+
  (000)             BORROWER          MOODY'S  S&P     STATED MATURITY*        VALUE
            BUILDINGS & REAL ESTATE (CONTINUED)
$ 14,937    Prison Realty Trust,
            Inc., Term Loan.........  B3       B     12/31/02              $   14,622,174
  41,667    Walter Industries, Inc.,
            Term Loan...............  NR       NR    10/15/03                  41,660,186
                                                                           --------------
                                                                               90,636,721
                                                                           --------------
            CHEMICAL, PLASTICS & RUBBER  3.7%
  11,057    Cedar Chemicals Corp.,
            Term Loan...............  NR       NR    10/30/03                  11,056,957
   9,843    Foamex, L.P., Term
            Loan....................  B3       B     06/30/05 to 06/30/06       9,667,325
   5,276    Foamex, L.P., Revolving
            Credit Agreement........  B3       B     06/12/03                   5,275,902
   6,497    GenTek, Inc., Term
            Loan....................  Ba3      BB    04/30/07                   6,496,841
  34,980    Huntsman Group Holdings,
            Term Loan...............  Ba2      NR    12/31/02 to 12/31/05      34,900,230
   4,667    Huntsman Group
            Holdings, Revolving
            Credit Agreement........  Ba2      NR    12/31/02                   4,667,067
  34,650    Huntsman ICI Chemical
            LLC, Term Loan..........  Ba3      BB    06/30/07 to 06/30/08      34,911,850
   5,298    Jet Plastica Industries,
            Inc., Term Loan.........  NR       NR    12/31/02 to 12/31/04       5,298,000
     300    Jet Plastica Industries,
            Inc., Revolving Credit
            Agreement...............  NR       NR    12/31/02                     300,048
  54,636    Lyondell Petrochemical
            Corp., Term Loan........  Ba3      NR    06/30/05 to 05/17/06      55,979,225
  14,925    MetoKote Corp., Term
            Loan....................  NR       NR    11/02/05                  14,925,969
  10,000    Nutrasweet Co., Term
            Loan....................  B1       NR    05/25/07 to 05/25/09       9,984,567
   9,700    Pioneer Americas
            Acquisition Corp., Term
            Loan....................  NR       B     12/31/06                   9,678,058
   4,988    Sybron Corp., Term
            Loan....................  NR       NR    03/28/07                   4,972,039
  10,427    Texas Petrochemicals
            Corp., Term Loan........  B1       NR    06/30/01 to 06/30/04      10,428,042

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

July 31, 2000

PRINCIPAL                               BANK LOAN
 AMOUNT                                 RATINGS+
  (000)             BORROWER          MOODY'S  S&P     STATED MATURITY*        VALUE
            CHEMICAL, PLASTICS & RUBBER (CONTINUED)
$    267    Texas Petrochemicals
            Corp., Revolving Credit
            Agreement...............  B1       NR    12/31/02              $      267,112
   6,266    TruSeal Technologies,
            Inc., Term Loan.........  NR       NR    06/30/04                   6,266,111
   8,020    Vinings Industries,
            Inc., Term Loan.........  NR       NR    03/31/05                   8,020,812
   4,531    West American Rubber,
            Term Loan...............  NR       NR    06/30/05                   3,171,700
                                                                           --------------
                                                                              236,267,855
                                                                           --------------
            CONSTRUCTION MATERIALS  1.2%
   4,984    BSI Holdings, Term
            Loan....................  NR       NR    09/30/05                   4,984,472
  14,963    Encompass Service Co.,
            Term Loan...............  Ba3      BB    05/10/07                  14,887,996
   7,253    Flextek Components,
            Inc., Term Loan (a).....  NR       NR    08/31/03                   3,989,029
   2,993    Formica Corp., Term
            Loan....................  B1       B+    04/30/06                   2,996,938
   6,010    Magnatrax Corp., Term
            Loan....................  NR       NR    11/15/05                   6,009,514
  11,970    Mueller Group, Inc.,
            Term Loan...............  B1       B+    08/16/06 to 08/16/07      11,965,565
  14,210    Peebles, Inc., Term
            Loan....................  NR       NR    06/09/02                  14,210,858
   6,451    Reliant Building
            Products, Inc., Term
            Loan (a) (b)............  NR       NR    03/31/04                   4,704,330
   1,688    Reliant Building
            Products, Inc., Debtor
            in Possession (a) (b)...  NR       NR    01/15/01                   1,679,510
  14,625    Werner Holding Co., Term
            Loan....................  Ba3      B+    11/30/04 to 11/30/05      14,553,201
                                                                           --------------
                                                                               79,981,413
                                                                           --------------
            CONTAINERS, PACKAGING & GLASS  2.5%
   8,425    ACX Technologies, Term
            Loan....................  NR       NR    08/01/00                   8,326,006
  14,143    Dr. Pepper/Seven Up Co.,
            Inc, Term Loan..........  NR       NR    10/07/07                  14,149,999
   7,678    Fleming Packaging Corp.,
            Term Loan...............  NR       NR    08/30/04                   7,679,021

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

July 31, 2000

PRINCIPAL                               BANK LOAN
 AMOUNT                                 RATINGS+
  (000)             BORROWER          MOODY'S  S&P     STATED MATURITY*        VALUE
            CONTAINERS, PACKAGING & GLASS (CONTINUED)
$ 14,737    Graham Packaging Co.,
            Term Loan...............  B1       B+    01/31/06 to 01/31/07  $   14,713,210
   3,000    Huntsman Packaging
            Corp., Term Loan........  B1       BB-   05/31/08                   3,013,275
  20,428    IPC, Inc., Term Loan....  NR       B+    10/02/04                  19,925,602
   7,444    Mediapak Corp., Term
            Loan....................  NR       NR    12/31/05 to 12/31/06       7,444,250
   4,911    Packaging Dynamics, Term
            Loan....................  NR       NR    11/20/05                   4,909,652
  73,334    Stone Container Corp.,
            Term Loan...............  Ba3      B+    10/01/03                  73,562,427
   7,792    Stronghaven, Inc., Term
            Loan....................  NR       NR    05/15/04                   7,402,732
                                                                           --------------
                                                                              161,126,174
                                                                           --------------
            DIVERSIFIED MANUFACTURING  2.0%
   3,186    Advanced Accessory
            Systems, LLC, Term
            Loan....................  B1       B+    10/30/04                   3,185,804
   4,987    Blount Inc., Term
            Loan....................  B1       B+    06/30/06                   5,015,492
  28,728    Chart Industries, Inc.,
            Term Loan...............  NR       NR    03/31/06                  28,728,543
   7,568    CII Carbon, LLC, Term
            Loan....................  NR       NR    06/25/08                   7,517,832
  14,043    Desa International, Term
            Loan....................  B2       B+    11/26/03 to 12/26/04      14,044,439
  18,197    Neenah Foundry Co., Term
            Loan....................  B1       BB-   09/30/05                  18,095,329
  25,647    Spalding Holdings, Inc.,
            Term Loan...............  B3       B-    09/30/03 to 03/30/06      25,633,091
   8,820    Spalding Holdings, Inc.,
            Revolving Credit
            Agreement...............  B3       B-    09/30/03                   8,819,040
  10,963    UCAR International,
            Inc., Term Loan.........  Ba3      BB-   12/31/07                  10,959,913
   3,471    United Fixtures Co.,
            Term Loan...............  NR       NR    12/15/02                   3,470,928

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

July 31, 2000

PRINCIPAL                               BANK LOAN
 AMOUNT                                 RATINGS+
  (000)             BORROWER          MOODY'S  S&P     STATED MATURITY*        VALUE
            DIVERSIFIED MANUFACTURING (CONTINUED)
$    200    United Fixtures Co.,
            Revolving Credit
            Agreement...............  NR       NR    12/31/04              $      200,002
   5,517    Western Industries,
            Inc., Term Loan.........  NR       NR    06/23/06                   5,517,399
                                                                           --------------
                                                                              131,187,812
                                                                           --------------
            ECOLOGICAL  3.5%
 165,000    Allied Waste North
            America, Inc., Term
            Loan....................  Ba3      BB    07/23/06 to 07/23/07     159,000,600
   6,000    Casella Waste System,
            Term Loan...............  B1       BB-   12/14/06                   5,999,997
   9,898    IT Group, Inc., Term
            Loan....................  B1       BB    06/11/06                   9,787,521
  70,735    Safety-Kleen Corp., Term
            Loan (a) (b)............  NR       NR    04/03/05 to 04/03/06      48,099,732
     454    Safety-Kleen Corp.,
            Revolving Credit
            Agreement (a) (b).......  NR       NR    06/12/00                     308,851
   4,682    Stericycle, Inc., Term
            Loan....................  B1       BB-   11/10/06                   4,703,089
                                                                           --------------
                                                                              227,899,790
                                                                           --------------
            EDUCATION & CHILD CARE  0.2%
   8,514    Kindercare Learning
            Centers, Inc., Term
            Loan....................  Ba3      B+    03/21/06                   8,486,066
   4,781    La Petite Academy, Inc.,
            Term Loan...............  B2       B     05/11/05                   4,781,365
                                                                           --------------
                                                                               13,267,431
                                                                           --------------
            ELECTRONICS  3.5%
  31,417    Amphenol Corp., Term
            Loan....................  Ba2      BB    05/19/04 to 05/19/06      31,126,864
   2,858    Caribiner International,
            Term Loan...............  NR       NR    09/30/03                   2,657,502
   9,899    Chatham Technologies
            Acquisition, Inc., Term
            Loan....................  NR       NR    08/18/03 to 08/18/05       9,602,016
   6,858    Communications
            Instruments, Inc., Term
            Loan....................  Ba3      BB-   03/15/04                   6,862,222

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

July 31, 2000

PRINCIPAL                               BANK LOAN
 AMOUNT                                 RATINGS+
  (000)             BORROWER          MOODY'S  S&P     STATED MATURITY*        VALUE
            ELECTRONICS (CONTINUED)
$ 22,869    DecisionOne Corp., Term
            Loan....................  NR       NR    04/18/05              $   22,866,429
   9,914    EG&G Technical Services,
            Inc., Term Loan.........  B1       NR    08/20/07                   9,913,772
   5,336    Fisher Scientific
            International, Inc.,
            Term Loan...............  Ba3      B+    01/21/05 to 01/21/06       5,348,081
  22,367    General Cable Corp.,
            Term Loan...............  NR       NR    06/30/07                  22,283,311
   4,435    Rowe International,
            Inc., Term Loan.........  NR       NR    12/31/03                   3,947,538
   8,017    Sarcom, Inc., Term
            Loan....................  NR       NR    12/31/02                   7,615,972
  50,000    Semiconductor Components
            Industries, Term Loan...  NR       NR    08/04/06 to 08/04/07      50,393,750
   7,387    Stoneridge, Inc., Term
            Loan....................  Ba3      BB    12/31/05                   7,389,638
   9,844    Stratus Computer, Inc.,
            Term Loan...............  NR       NR    02/26/05                   9,856,055
  22,002    Superior Telecom Corp.,
            Term Loan...............  Ba3      B+    11/27/05                  21,935,119
  12,000    Viasystems, Inc., Term
            Loan....................  B1       BB-   03/31/07                  11,994,372
   4,839    Wilson Greatbatch, Inc.,
            Term Loan...............  NR       NR    07/30/04                   4,838,209
                                                                           --------------
                                                                              228,630,850
                                                                           --------------
            ENTERTAINMENT/LEISURE  3.7%
  13,176    American Skiing Comp.,
            Term Loan...............  NR       NR    05/31/06                  13,176,471
  24,229    AMF Group, Inc., Term
            Loan....................  B2       CCC+  03/31/03 to 03/31/04      24,217,625
   7,433    Bally Total Fitness
            Corp., Term Loan........  B1       B+    11/10/04                   7,434,020
  24,776    Fitness Holdings
            Worldwide, Term Loan....  NR       B+    11/02/06 to 11/02/07      24,547,440
   7,760    KSL Recreation Group,
            Inc., Term Loan.........  Ba3      B+    04/30/04 to 04/30/06       7,685,636

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

July 31, 2000

PRINCIPAL                               BANK LOAN
 AMOUNT                                 RATINGS+
  (000)             BORROWER          MOODY'S  S&P     STATED MATURITY*        VALUE
            ENTERTAINMENT/LEISURE (CONTINUED)
$  1,255    KSL Recreation Group,
            Inc., Revolving Credit
            Agreement...............  Ba3      B+    04/30/04              $    1,254,549
  54,000    Metro-Goldwyn-Mayer,
            Inc., Term Loan.........  Baa3     BBB-  03/31/05 to 03/31/06      53,301,258
  10,000    Playcore Wisconsin, Term
            Loan....................  NR       NR    07/01/07                   9,959,512
  19,933    SFX Entertainment, Inc.,
            Term Loan...............  B1       NR    06/30/06                  19,953,267
   6,700    Sportcraft, Ltd., Term
            Loan....................  NR       NR    12/31/02                   6,698,702
   3,185    True Temper, Term Loan..  B1       BB-   09/30/05                   3,184,045
   4,892    United Artists Theatre,
            Inc., Term Loan (h).....  Caa3     D     04/21/06 to 04/21/07       4,108,860
  31,184    Viacom, Inc., Term
            Loan....................  Baa1     BBB+  04/01/02 to 04/02/02      30,833,185
     923    Viacom, Inc., Revolving
            Credit Agreement........  Baa1     BBB+  04/01/02                     923,179
  15,000    WestStar Cinemas, Inc.,
            Term Loan (a) (b).......  NR       NR    09/30/05                   9,900,000
  21,760    WFI Group, Inc., Term
            Loan....................  Baa3     NR    07/14/04                  21,758,221
                                                                           --------------
                                                                              238,935,970
                                                                           --------------
            FARMING & AGRICULTURE  0.2%
  10,835    Doane Pet Care Cos.,
            Term Loan...............  B1       B+    12/31/05 to 12/31/06      10,888,348
                                                                           --------------

            FINANCE  6.4%
  20,826    Alliance Data Systems,
            Inc., Term Loan.........  NR       NR    07/25/03                  20,827,057
   3,286    Alliance Data Systems,
            Inc., Revolving Credit
            Agreement...............  NR       NR    07/25/03                   3,285,663
  29,220    Bridge Information
            Systems, Inc., Term
            Loan....................  NR       NR    05/29/05                  29,224,748
  24,500    Mafco Finance Corp.,
            Term Loan...............  NR       NR    08/31/00                  24,501,012

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

July 31, 2000

PRINCIPAL                               BANK LOAN
 AMOUNT                                 RATINGS+
  (000)             BORROWER          MOODY'S  S&P     STATED MATURITY*        VALUE
            FINANCE (CONTINUED)
$  5,045    Mafco Finance Corp.,
            Revolving Credit
            Agreement...............  NR       NR    08/31/00              $    5,044,944
  26,500    Metris Cos., Inc., Term
            Loan....................  Ba3      NR    06/30/03                  26,458,377
  37,790    Outsourcing Solutions,
            Term Loan...............  B2       BB-   12/01/05 to 06/01/06      37,725,032
  65,000    Paul G. Allen, Term
            Loan....................  NR       NR    06/10/03                  64,944,851
  69,658    Rent-A-Center, Inc.,
            Term Loan...............  Ba3      BB-   01/31/06 to 01/31/07      69,309,732
  34,000    Sovereign Bancorp, Term
            Loan....................  Ba3      NR    11/14/03                  34,127,500
  97,629    Ventas Realty Ltd.,
            Inc., Term Loan.........  NR       NR    12/31/07                  94,700,773
                                                                           --------------
                                                                              410,149,689
                                                                           --------------
            GROCERY  1.3%
   4,938    Big V Supermarkets,
            Inc., Term Loan.........  NR       B+    08/10/03                   4,884,012
  15,771    Eagle Family Foods,
            Inc., Term Loan.........  B1       B     12/31/05                  15,779,938
  15,149    Fleming Cos., Inc., Term
            Loan....................  Ba3      BB    07/25/04                  14,467,393
  29,559    Fleming Cos., Inc.,
            Revolving Credit
            Agreement...............  Ba3      BB    07/25/03                  28,229,195
  19,697    The Pantry, Inc., Term
            Loan....................  B1       BB-   01/31/06                  19,697,002
                                                                           --------------
                                                                               83,057,540
                                                                           --------------
            HEALTH CARE & BEAUTY AIDS  1.1%
  14,789    Mary Kay, Inc., Term
            Loan....................  NR       NR    03/06/04                  14,798,575
   1,495    Mary Kay, Inc.,
            Revolving Credit
            Agreement...............  NR       NR    03/06/04                   1,495,146
  24,251    Playtex Products, Inc.,
            Term Loan...............  Ba2      BB    09/15/03                  24,013,785
  29,213    Revlon Consumer Products
            Corp., Term Loan........  B3       B     05/30/02 to 05/31/02      29,213,566
                                                                           --------------
                                                                               69,521,072
                                                                           --------------

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

July 31, 2000

PRINCIPAL                               BANK LOAN
 AMOUNT                                 RATINGS+
  (000)             BORROWER          MOODY'S  S&P     STATED MATURITY*        VALUE
            HEALTHCARE  7.2%
$  4,969    Caremark Rx, Inc., Term
            Loan....................  B1       BB-   05/31/01              $    4,968,803
   2,427    Caremark Rx, Inc.,
            Revolving Credit
            Agreement...............  B1       BB-   05/31/01                   2,426,703
   3,119    Charter Behavioral,
            Revolving Credit
            Agreement (b)...........  NR       NR    06/17/02                   3,056,413
  22,000    Columbia/HCA Healthcare
            Corp., Term Loan........  Ba2      BB+   09/13/01                  21,999,748
   9,897    Columbia Healthone,
            Inc., Term Loan.........  Ba2      BB+   06/30/05                   9,867,683
  92,740    Community Health
            Systems, Inc., Term
            Loan....................  NR       NR    12/31/03 to 12/31/05      92,275,851
  29,887    Dade Behring, Inc., Term
            Loan....................  Ba3      B+    06/30/06 to 06/30/07      29,362,037
  25,357    Genesis Healthcare
            Ventures, Inc., Term
            Loan (b)................  Caa2     NR    09/30/04 to 06/01/05      20,032,381
 147,375    Integrated Health
            Services, Inc.,
            Term Loan (a) (b).......  Caa2     NR    09/15/03 to 09/15/05      95,697,952
  43,141    Magellan Health
            Services, Inc., Term
            Loan....................  B2       B+    02/12/05                  43,140,762
  23,497    Mariner Post-Acute
            Network, Inc., Term Loan
            (a) (b).................  Caa2     NR    03/31/05 to 03/31/06      10,338,850
  17,223    Multicare Companies,
            Inc., Term Loan (a)
            (b).....................  Caa3     NR    09/30/04 to 06/01/05      12,056,228
  27,360    Quest Diagnostics, Inc.,
            Term Loan...............  Ba3      BB    08/16/06 to 08/16/07      27,451,393
  46,322    Sun Healthcare Group,
            Inc., Term Loan (a)
            (b).....................  NR       NR    11/12/04 to 11/12/05      33,815,301

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

July 31, 2000

PRINCIPAL                               BANK LOAN
 AMOUNT                                 RATINGS+
  (000)             BORROWER          MOODY'S  S&P     STATED MATURITY*        VALUE
            HEALTHCARE (CONTINUED)
$  9,888    Unilab Corp., Term
            Loan....................  B1       B+    11/23/06              $    9,890,183
  55,365    Vencor, Inc., Term Loan
            (a) (b).................  NR       NR    01/15/05                  48,167,118
                                                                           --------------
                                                                              464,547,406
                                                                           --------------
            HOME & OFFICE FURNISHINGS, HOUSEWARES
            & DURABLE CONSUMER PRODUCTS  1.6%
  45,215    Dal-Tile Group, Inc.,
            Term Loan...............  NR       NR    12/31/02 to 12/31/03      44,499,737
   2,665    Dal-Tile Group, Inc.,
            Revolving Credit
            Agreement...............  NR       NR    12/31/02                   2,664,846
   1,786    Decorate Today.Com
            (g).....................  NR       NR    12/31/05                   1,786,179
   4,975    Holmes Products Corp.,
            Term Loan...............  B1       B+    02/05/07                   4,962,301
  23,110    Imperial Home Decor
            Group, Inc., Term Loan
            (a) (b).................  NR       NR    03/12/04 to 03/13/06      13,403,635
   7,714    Imperial Home Decor
            Group, Inc., Revolving
            Credit Agreement (a)
            (b).....................  NR       NR    03/12/04                   4,473,061
   6,875    Medical Arts Press,
            Inc., Term Loan.........  NR       NR    01/13/06                   6,775,118
  22,640    World Kitchen, Inc.,
            Term Loan...............  B1       BB-   10/09/06 to 04/09/07      22,630,196
                                                                           --------------
                                                                              101,195,073
                                                                           --------------
            HOTELS, MOTELS, & GAMING  3.8%
  41,000    Aladdin Gaming, LLC,
            Term Loan...............  B2       NR    02/26/08                  40,999,980
  59,840    Felcor Suite Hotels,
            Term Loan...............  Ba2      BB    03/31/04                  59,590,647
   5,985    Isle of Capri Casino,
            Inc., Term Loan.........  Ba2      BB-   03/02/06 to 03/02/07       6,018,133
   5,000    Jazz Casino Co., Term
            Loan....................  NR       NR    01/06/06                   5,002,603
   9,099    Las Vegas Sands, Inc.,
            Term Loan...............  NR       B+    11/30/03                   9,099,765

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

July 31, 2000

PRINCIPAL                               BANK LOAN
 AMOUNT                                 RATINGS+
  (000)             BORROWER          MOODY'S  S&P     STATED MATURITY*        VALUE
            HOTELS, MOTELS, & GAMING (CONTINUED)
$    754    Las Vegas Sands, Inc.,
            Revolving Credit
            Agreement...............  NR       B+    11/30/03              $      754,490
  25,000    Meditrust Corp., Term
            Loan....................  NR       NR    07/17/01                  25,003,063
   1,375    Starwood Hotels and
            Resorts, Inc.,
            Term Loan...............  Ba1      NR    02/23/03                   1,380,156
 100,000    Wyndham International,
            Inc., Term Loan.........  NR       NR    06/30/06                  97,525,000
                                                                           --------------
                                                                              245,373,837
                                                                           --------------
            INSURANCE  0.6%
  17,150    BRW Acquisition, Inc.,
            Term Loan...............  NR       NR    07/10/06 to 07/10/07      17,148,429
  21,250    Willis Corroon, Inc.,
            Term Loan...............  Ba2      NR    11/19/05 to 11/19/07      21,214,576
                                                                           --------------
                                                                               38,363,005
                                                                           --------------
            MACHINERY  0.7%
   9,500    Alliance Laundry
            Systems, LLC,
            Term Loan...............  B1       B+    06/30/05                   9,452,500
   7,323    Gleason Corp., Term
            Loan....................  NR       NR    02/18/08                   7,305,005
  15,000    Ocean Rig (Norway), Term
            Loan....................  NR       NR    06/01/08                  14,999,312
  15,000    United Rentals, Term
            Loan....................  Ba2      BB+   06/30/09                  14,821,875
                                                                           --------------
                                                                               46,578,692
                                                                           --------------
            MEDICAL PRODUCTS & SUPPLIES  3.0%
  30,000    Alliance Imaging, Inc.,
            Term Loan...............  B1       NR    11/02/07 to 11/02/08      29,775,000
  11,286    ConMed Corp., Term
            Loan....................  B1       BB-   12/30/04 to 06/30/05      11,291,584
  27,276    Kinetic Concepts, Inc.,
            Term Loan...............  Ba3      B     12/31/04 to 12/31/05      27,270,478
   6,714    Medical Specialties
            Group, Inc.,
            Term Loan...............  NR       NR    06/30/01 to 06/30/04       6,579,364

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

July 31, 2000

PRINCIPAL                               BANK LOAN
 AMOUNT                                 RATINGS+
  (000)             BORROWER          MOODY'S  S&P     STATED MATURITY*        VALUE
            MEDICAL PRODUCTS & SUPPLIES (CONTINUED)
$ 10,816    Mediq/PRN Life Support
            Services, Inc.,
            Term Loan...............  NR       NR    06/30/06              $    8,328,203
  38,925    National Medical Care,
            Inc., Term Loan.........  Ba1      BB    09/30/03                  38,922,659
   3,399    Stryker Corp.,
            Term Loan...............  Ba2      BB    12/04/05 to 12/04/06       3,415,282
  70,222    Total Renal Care
            Holdings, Inc., Term
            Loan....................  B1       NR    03/31/08                  70,225,138
                                                                           --------------
                                                                              195,807,708
                                                                           --------------
            MINING, STEEL, IRON, & NON-PRECIOUS METALS  1.4%
  19,950    Carmeuse Lime, Inc.,
            Term Loan...............  NR       NR    03/31/06                  19,950,000
   8,284    Earle M. Jorgensen, Term
            Loan....................  B1       NR    03/31/04                   8,208,310
   8,985    Fairmont Minerals, Ltd.,
            Term Loan...............  NR       NR    02/25/05                   8,985,512
  52,193    Ispat Inland,
            Term Loan...............  Ba3      BB    07/16/05 to 07/16/06      51,955,096
                                                                           --------------
                                                                               89,098,918
                                                                           --------------
            NATURAL RESOURCES--COAL  0.0%
   4,712    Centennial Resources,
            Inc., Term Loan (a)
            (b).....................  NR       NR    03/31/02 to 03/31/04              47
     781    Centennial Resources,
            Inc., Debtor in
            Possession (a) (b)......  NR       NR    10/01/00                     101,504
                                                                           --------------
                                                                                  101,551
                                                                           --------------
            PAPER & FOREST PRODUCTS  0.8%
   2,622    Bear Island Paper Co.,
            LLC, Term Loan..........  B1       B+    12/31/05                   2,623,036
  20,163    Crown Paper Co., Term
            Loan (b)................  Caa1     NR    08/23/02                  20,163,433
   6,181    Crown Paper Co.,
            Revolving Credit
            Agreement (b)...........  Caa1     NR    08/23/02                   6,181,151
   7,819    Crown Paper Co., Debtor
            in Possession (b).......  Caa1     NR    09/14/02                   7,789,442
   2,880    CST/Office Products,
            Inc., Term Loan.........  NR       NR    12/31/01 to 01/31/02         633,538

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

July 31, 2000

PRINCIPAL                               BANK LOAN
 AMOUNT                                 RATINGS+
  (000)             BORROWER          MOODY'S  S&P     STATED MATURITY*        VALUE
            PAPER & FOREST PRODUCTS (CONTINUED)
$  4,963    Havco Wood Products,
            Inc., Term Loan.........  NR       NR    06/30/06              $    4,961,212
   8,745    Pacifica Papers, Inc.,
            Term Loan...............  Ba2      BB    03/12/06                   8,788,725
                                                                           --------------
                                                                               51,140,537
                                                                           --------------
            PERSONAL & MISCELLANEOUS SERVICES  1.0%
   9,172    Accessory Network Group,
            Term Loan...............  NR       NR    07/31/05                   9,172,547
   7,797    Arena Brands, Inc., Term
            Loan....................  NR       NR    06/01/02                   7,796,952
   1,297    Arena Brands, Inc.,
            Revolving Credit
            Agreement...............  NR       NR    06/01/02                   1,297,298
   4,022    Boyds Collection, Ltd.,
            Term Loan...............  Ba1      B+    04/21/06                   3,994,854
   6,238    Burns International,
            Revolving Credit
            Agreement...............  Ba3      BB-   03/31/02                   6,238,488
  13,500    DIMAC Corp.,
            Term Loan (b)...........  Caa1     NR    06/30/06 to 12/30/06      10,964,050
   6,750    Mitel Corp.,
            Term Loan...............  NR       NR    12/26/03                   6,749,070
   9,525    Telespectrum Worldwide,
            Inc., Term Loan.........  NR       NR    12/31/01 to 12/31/03       9,524,221
   9,950    Weight Watchers
            International,
            Term Loan...............  Ba2      B+    09/30/06                   9,949,354
                                                                           --------------
                                                                               65,686,834
                                                                           --------------
            PHARMACEUTICALS  0.4%
   6,983    Bergen Brunswig Corp.,
            Term Loan...............  NR       BB    03/31/06                   6,944,372
  16,590    Endo Pharmaceuticals,
            Inc., Term Loan.........  NR       NR    06/30/04                  16,592,522
                                                                           --------------
                                                                               23,536,894
                                                                           --------------

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

July 31, 2000

PRINCIPAL                               BANK LOAN
 AMOUNT                                 RATINGS+
  (000)             BORROWER          MOODY'S  S&P     STATED MATURITY*        VALUE
            PRINTING & PUBLISHING  3.4%
$ 14,722    Advanstar
            Communications, Term
            Loan....................  Ba3      B+    04/30/05              $   14,722,321
  12,250    American Media
            Operations, Inc., Term
            Loan....................  Ba3      B+    04/01/06 to 04/01/07      12,264,800
  23,968    Big Flower Press, Term
            Loan....................  B1       NR    12/06/05 to 12/06/08      24,039,871
   4,898    Check Printers, Inc.,
            Term Loan...............  NR       NR    06/30/05                   4,897,963
  67,932    Journal Register Co.,
            Term Loan...............  Ba1      BB+   09/30/06                  67,337,595
   3,990    Mail-Well Corp., Term
            Loan....................  Ba2      BB    02/22/07                   4,008,548
  29,425    Morris Communications,
            Inc., Term Loan.........  NR       NR    03/31/04 to 06/30/05      29,425,000
  17,100    PRIMEDIA, Inc., Term
            Loan....................  Ba3      BB-   06/30/04                  17,100,000
   5,000    Trader.com,
            Term Loan...............  NR       NR    12/31/06 to 12/31/07       4,950,000
   6,104    TWP Capital Corp., Term
            Loan....................  NR       NR    10/01/04                   6,103,991
  14,313    Von Hoffman Press, Inc.,
            Term Loan...............  B1       B+    05/30/03 to 05/30/05      14,180,721
   3,168    Von Hoffman Press, Inc.,
            Revolving Credit
            Agreement...............  B1       B+    05/30/03                   3,167,777
   9,982    Ziff-Davis Media, Inc.,
            Term Loan...............  Ba3      B+    03/31/07                   9,996,201
   9,775    21st Century Newspaper,
            Inc., Term Loan.........  NR       NR    09/15/05                   9,775,559
                                                                           --------------
                                                                              221,970,347
                                                                           --------------
            RESTAURANTS & FOOD SERVICE  1.7%
   8,289    Applebee's
            International, Inc.,
            Term Loan...............  NR       NR    03/31/06                   8,288,791
   2,443    Carvel Corp.,
            Term Loan...............  NR       NR    06/30/01                   2,442,656
  33,755    Domino's Pizza, Term
            Loan....................  B1       B+    12/12/04 to 12/21/07      33,876,301

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

July 31, 2000

PRINCIPAL                               BANK LOAN
 AMOUNT                                 RATINGS+
  (000)             BORROWER          MOODY'S  S&P     STATED MATURITY*        VALUE
            RESTAURANTS & FOOD SERVICE (CONTINUED)
$ 41,403    S.C. International
            Services, Inc.,
            Term Loan...............  Ba3      NR    08/28/02              $   41,397,818
  17,273    Shoney's, Inc.,
            Term Loan...............  B2       NR    04/30/02                  17,267,724
   7,028    Volume Services America,
            Term Loan...............  B1       B+    12/01/06                   7,029,168
                                                                           --------------
                                                                              110,302,458
                                                                           --------------
            RETAIL--OFFICE PRODUCTS  0.8%
   6,930    Identity Group, Inc.,
            Term Loan...............  NR       NR    05/11/07                   6,938,839
  46,220    U.S. Office Products
            Co., Term Loan..........  Caa1     CCC+  06/09/06                  43,909,024
                                                                           --------------
                                                                               50,847,863
                                                                           --------------
            RETAIL--OIL & GAS  0.4%
   6,000    Kwik Trip, Term Loan....  NR       NR    07/27/07                   5,985,000
   5,000    Port Arthur Coker Co.,
            Term Loan...............  Ba3      NR    07/15/07                   4,743,876
  11,756    TravelCenters of
            America, Inc., Term
            Loan....................  Ba2      BB-   03/31/05                  11,792,988
                                                                           --------------
                                                                               22,521,864
                                                                           --------------
            RETAIL--SPECIALTY  0.7%
  16,377    Hollywood Entertainment
            Corp., Revolving Credit
            Agreement...............  B1       B+    09/05/02                  16,376,667
  19,000    Jostens, Inc.,
            Term Loan...............  B1       BB-   05/31/08                  19,061,351
   4,990    Mitchells Management,
            Term Loan...............  NR       NR    12/31/07                   4,939,133
   7,660    Murray's Discount Auto
            Stores, Inc.,
            Term Loan...............  NR       NR    06/30/03                   7,659,522
                                                                           --------------
                                                                               48,036,673
                                                                           --------------
            RETAIL--STORES  1.0%
  11,408    Advance Stores Co., Term
            Loan....................  B1       NR    04/15/06                  11,408,000
   3,646    Duane Reade, Inc., Term
            Loan....................  B1       B+    02/15/04                   3,645,405
   5,779    Kirkland's Holdings,
            Term Loan...............  NR       NR    06/30/02                   5,779,417

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

July 31, 2000

PRINCIPAL                               BANK LOAN
 AMOUNT                                 RATINGS+
  (000)             BORROWER          MOODY'S  S&P     STATED MATURITY*        VALUE
            RETAIL--STORES (CONTINUED)
$ 12,067    Nebraska Book Co., Inc.,
            Term Loan...............  B1       B+    03/31/06              $   12,068,275
  10,111    Payless Cashways, Inc.,
            Term Loan...............  NR       NR    11/30/02                  10,112,811
  20,000    Rite Aid Corp., Term
            Loan....................  Ba3      B     08/01/02                  19,900,005
   4,766    Vitamin Shoppe
            Industries, Inc., Term
            Loan....................  NR       NR    05/15/04                   4,765,071
                                                                           --------------
                                                                               67,678,984
                                                                           --------------
            TELECOMMUNICATIONS--LEC'S  2.0%
  15,000    Alaska Communication,
            Inc., Term Loan.........  B1       BB    11/14/07 to 05/14/08      15,009,293
  13,000    Crown Castle Operating,
            Term Loan...............  Ba3      BB-   03/15/08                  13,039,468
  14,941    Dynatech LLC, Term
            Loan....................  NR       B+    09/30/07                  14,920,632
   7,000    McLeod USA, Inc., Term
            Loan....................  Ba2      BB-   05/31/08                   7,015,624
  19,572    Orius Corp., Term
            Loan....................  NR       B+    12/14/06                  19,573,543
  50,000    Teligent, Inc.,
            Term Loan...............  B3       B-    06/30/06                  49,990,754
  12,500    Winstar Communications,
            Inc., Term Loan.........  B2       B+    09/30/07                  12,191,413
                                                                           --------------
                                                                              131,740,727
                                                                           --------------
            TELECOMMUNICATIONS--LONG DISTANCE  0.5%
  30,000    Pacific Crossing Ltd.,
            Term Loan...............  NR       NR    07/28/06                  30,000,000
                                                                           --------------

            TELECOMMUNICATIONS--PAGING  0.6%
   9,240    Arch Paging, Inc., Term
            Loan....................  B2       B     12/31/02                   9,235,654
  11,197    Paging Network, Inc.,
            Revolving Credit
            Agreement...............  B2       CC    12/31/04                  10,355,470

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

July 31, 2000

PRINCIPAL                               BANK LOAN
 AMOUNT                                 RATINGS+
  (000)             BORROWER          MOODY'S  S&P     STATED MATURITY*        VALUE
            TELECOMMUNICATIONS--PAGING (CONTINUED)
$  9,460    Teletouch
            Communications, Inc.,
            Term Loan...............  NR       NR    11/30/05              $    9,460,320
  10,973    TSR Wireless LLC, Term
            Loan....................  NR       NR    06/30/05                  10,972,500
                                                                           --------------
                                                                               40,023,944
                                                                           --------------
            TELECOMMUNICATIONS--WIRELESS  8.5%
  28,000    American Cellular
            Wireless, Inc.,
            Term Loan...............  Ba3      B+    03/31/08 to 03/31/09      28,002,184
  30,000    BCP SP Ltd.,
            Term Loan...............  NR       NR    03/31/02 to 03/31/05      29,747,525
   1,902    Centennial Cellular,
            Inc., Term Loan.........  B1       B+    11/30/07                   1,907,190
  10,000    Cook Inlet/Voice Stream
            Operating Co. LLC, Term
            Loan....................  B2       B     12/31/08                   9,975,000
  14,963    Dobson Operating Co.,
            Term Loan...............  NR       NR    03/31/08                  14,962,500
  63,813    Iridium Operating LLC,
            Term Loan (a) (b).......  NR       D     12/29/00                  14,147,595
  73,500    Nextel Finance Co., Term
            Loan....................  Ba2      BB-   06/30/08 to 03/31/09      73,731,933
  10,000    Nextel Finance Co., Term
            Loan (Argentina)........  NR       NR    03/31/03                  10,001,498
  42,500    Nextel Partners Co.,
            Term Loan...............  B2       B-    11/01/07 to 07/29/08      42,599,865
   4,785    Powertel PCS, Inc., Term
            Loan....................  NR       NR    03/31/06                   4,786,105
  10,785    Powertel PCS, Inc.,
            Revolving Credit
            Agreement...............  NR       NR    03/31/06                  10,777,811
  30,000    Rural Cellular Corp.,
            Term Loan...............  B1       B+    10/03/08 to 04/03/09      29,966,250
  33,629    Sygnet Wireless, Inc.,
            Term Loan...............  B3       NR    03/23/07 to 12/23/07      33,659,510
  17,000    Telecorp PCS, Inc., Term
            Loan....................  B2       NR    12/05/07                  16,982,286
  40,000    Tritel Holding Corp.,
            Term Loan...............  B2       NR    12/31/07                  40,160,000

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

July 31, 2000

PRINCIPAL                               BANK LOAN
 AMOUNT                                 RATINGS+
  (000)             BORROWER          MOODY'S  S&P     STATED MATURITY*        VALUE
            TELECOMMUNICATIONS--WIRELESS (CONTINUED)
$ 42,000    Triton PCS, Inc., Term
            Loan....................  B1       B     05/04/07              $   42,000,634
 140,250    VoiceStream Wireless
            Corp., Term Loan........  B1       B+    02/25/08 to 06/30/09     139,474,135
   6,000    Western Wireless Corp.,
            Term Loan...............  Ba2      BB    09/30/08                   6,025,500
                                                                           --------------
                                                                              548,907,521
                                                                           --------------
            TEXTILES & LEATHER  1.5%
  10,983    American Marketing
            Industries, Inc., Term
            Loan....................  NR       NR    11/30/02                  10,980,459
   8,976    Galey & Lord, Inc., Term
            Loan....................  Caa2     BB-   04/02/05 to 04/01/06       7,716,034
   2,540    Galey & Lord, Inc.,
            Revolving Credit
            Agreement...............  Caa2     BB-   03/27/04                   2,184,377
   7,402    GFSI, Inc., Term Loan...  Ba3      NR    03/31/04                   7,329,030
  18,955    Glenoit Corp.,
            Term Loan (h)...........  Caa1     D     12/31/03 to 06/30/04      16,680,107
   9,600    Humphrey's, Inc., Term
            Loan....................  NR       NR    01/15/03                   6,814,136
  10,081    Jo-Ann Fabrics Corp.,
            Term Loan...............  Ba3      BB-   06/30/05                  10,031,069
  12,910    Norcorp, Inc., Term
            Loan....................  NR       NR    03/31/06 to 11/30/06      12,909,927
  13,755    Norcross Safety Prod.,
            Term Loan...............  NR       NR    10/02/05                  13,746,273
   6,696    William Carter Co., Term
            Loan....................  Ba3      BB-   10/30/03                   6,693,208
                                                                           --------------
                                                                               95,084,620
                                                                           --------------
            TRANSPORTATION--CARGO  1.4%
  22,555    Atlas Freighter Leasing,
            Inc., Term Loan.........  NR       NR    04/20/05 to 04/20/06      22,471,384
  27,848    Evergreen International
            Aviation, Inc., Term
            Loan....................  NR       NR    05/31/02 to 05/31/03      27,604,283
   6,419    Gemini Leasing, Inc.,
            Term Loan...............  B1       NR    08/12/05                   6,419,853
  14,925    North American Van
            Lines, Inc., Term
            Loan....................  B1       B+    11/18/07                  14,925,000

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

July 31, 2000

PRINCIPAL                               BANK LOAN
 AMOUNT                                 RATINGS+
  (000)             BORROWER          MOODY'S  S&P     STATED MATURITY*        VALUE
            TRANSPORTATION--CARGO (CONTINUED)
$  8,018    OmniTrax Railroads, LLC,
            Term Loan...............  NR       NR    05/14/05              $    8,011,951
   8,955    RailAmerica, Inc., Term
            Loan....................  Ba3      BB-   12/31/06                   9,004,253
                                                                           --------------
                                                                               88,436,724
                                                                           --------------
            TRANSPORTATION--PERSONAL  2.1%
  46,936    Avis Rent A Car, Inc.,
            Term Loan...............  Ba3      BB+   06/30/06 to 06/30/07      46,977,216
  41,624    Continental Airlines,
            Inc., Term Loan.........  Ba1      BB    07/31/02 to 07/31/04      41,618,979
  39,600    Motor Coach Industries,
            Term Loan...............  Ba3      BB-   06/16/06                  39,602,849
   9,900    NationsRent, Inc., Term
            Loan....................  B1       BB-   07/20/06                   9,813,375
                                                                           --------------
                                                                              138,012,419
                                                                           --------------
            TRANSPORTATION--RAIL MANUFACTURING  0.0%
   2,993    Railworks Corp., Term
            Loan....................  B1       BB-   09/30/06                   2,992,511
                                                                           --------------

            UTILITIES  0.2%
   5,000    AES Texas Funding, Term
            Loan....................  Ba1      NR    01/24/01                   5,000,563
   9,887    Northeast Utilities,
            Term Loan...............  NR       BB+   02/28/01                   9,838,747
                                                                           --------------
                                                                               14,839,310
                                                                           --------------


TOTAL VARIABLE RATE (**) SENIOR LOAN INTERESTS  88.9%.......  $5,741,329,225
                                                              --------------

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

July 31, 2000

                        DESCRIPTION                               VALUE
FIXED INCOME SECURITIES  0.6%
London Fog Industries, Inc. ($13,541,264 par, 10.00% coupon, maturing 02/27/03) 144A Private Placement (a) (b) (e)
  (g).......................................................  $    9,614,297
Satelites Mexicanos ($29,296,000 par, 9.06% coupon, maturing
  06/30/04) 144A Private Placement (e)......................      29,335,135
                                                              --------------

TOTAL FIXED INCOME SECURITIES...............................      38,949,432
                                                              --------------

EQUITIES  2.0%
AFC Enterprises, Inc. (604,251 common shares) (c) (d).......       6,018,340
Best Products Co., Inc. (297,480 common shares) (d).........               0
Best Products Co., Inc. (Warrants for 28,080 common shares)
(d).........................................................               0
Bruno's, Inc. (2,593,713 common shares) (c) (d).............      48,346,810
Bruno's Supermarkets (259,371 common shares) (c) (d)........       4,834,675
Classic Cable, Inc. (Warrants for 760 common shares) (d)....               0
CST/Star Products, Inc. (.3 common shares) (c) (d)..........             557
Dan River, Inc. (192,060 common shares) (d).................         864,270
DecisionOne Corp. (605,299 common shares) (c) (d)...........       7,433,072
Decorate Today.Com (198,600 common shares) (c) (d) (g)......       1,725,834
Flagstar Cos., Inc. (8,755 common shares) (d)...............              22
Fleer/Marvel Entertainment, Inc. (617,446 preferred shares)
(g).........................................................       4,939,566
Fleer/Marvel Entertainment, Inc. (891,340 common shares) (d)
(g).........................................................       4,958,079
London Fog Industries, Inc. (1,083,301 common shares) (c)
  (d) (g)...................................................               0
London Fog Industries, Inc. (Warrants for 66,580 common
  shares) (c) (d) (g).......................................               0
Murray's Discount Auto Stores, Inc. (Warrants for 289 common
  shares) (c) (d)...........................................               3
Payless Cashways, Inc. (1,024,159 common shares) (d) (g)....       1,664,258
Rowe International, Inc. (91,173 common shares) (c) (d)
(g).........................................................               0
Sarcom, Inc. (43 common shares) (c) (d).....................               0
Trans World Entertainment Corp. (3,789,962 common shares)
(c) (d) (g).................................................      45,716,417
United Fixtures Holdings, Inc. (196,020 common shares) (c)
(d).........................................................               0
United Fixtures Holdings, Inc. (53,810 preferred shares) (c)
(d).........................................................         535,410
                                                              --------------

TOTAL EQUITIES..............................................     127,037,313
                                                              --------------

TOTAL LONG-TERM INVESTMENTS  91.5%
(Cost $6,230,682,742).......................................   5,907,315,970
                                                              --------------

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

July 31, 2000

                        DESCRIPTION                               VALUE
SHORT-TERM INVESTMENTS  7.9%
COMMERCIAL PAPER  7.1%
Armstrong World Industries, Inc. ($20,000,000 par, maturing
  08/15/00 to 08/16/00, yielding 6.72%).....................  $   19,945,867
Autoliv ASP, Inc. ($50,200,000 par, maturing 08/10/00 to
  08/22/00, yielding 6.74% to 6.75%)........................      50,062,965
Bank of Nova Scotia, Inc. ($30,000,000 par, maturing
  08/18/00, yielding 6.48%).................................      29,908,200
Bridgestone/Firestone ($10,000,000 par, maturing 08/01/00,
  yielding 6.49%)...........................................      10,000,000
ConAgra, Inc. ($37,000,000 par, maturing 08/08/00 to
  08/11/00, yielding 6.65% to 6.68%)........................      36,942,636
Cox Communications, Inc. ($10,000,000 par, maturing
  08/22/00, yielding 6.70%).................................       9,960,917
Federated Department Stores ($10,000,000 par, maturing
  08/02/00, yielding 6.67%).................................       9,998,147
Fedex Corp. ($7,000,000 par, maturing 08/21/00, yielding
  6.72%)....................................................       6,973,867
Glencore Funding, Inc. ($50,000,000 par, maturing 08/02/00
  to 08/08/00, yielding 6.67% to 6.75%).....................      49,949,531
Illinois Power Co. ($10,000,000 par, maturing 08/04/00,
  yielding 6.62%)...........................................       9,994,483
Mallinckrodt Group, Inc. ($20,000,000 par, maturing
  08/01/00, yielding 6.75%).................................      20,000,000
Nabisco, Inc. ($14,000,000 par, maturing 08/03/00, yielding
  6.63%)....................................................      13,994,843
RPM, Inc. ($16,990,000 par, maturing 08/09/00 to 08/28/00,
  yielding 6.73% to 6.75%)..................................      16,928,921
Safeway, Inc. ($20,000,000 par, maturing 08/22/00 to
  08/23/00, yielding 6.70%).................................      19,919,972
Sprint Capital Corp. ($20,000,000 par, maturing 08/02/00 to
  08/17/00, yielding 6.70%).................................      19,968,361
Temple Inland, Inc. ($10,000,000 par, maturing 08/01/00,
  yielding 6.78%)...........................................      10,000,000
Texas Utilities Co. ($50,000,000 par, maturing 08/01/00 to
  08/11/00, yielding 6.70%).................................      49,936,722
TRW, Inc. ($36,700,000 par, maturing 08/03/00 to 08/16/00,
  yielding 6.65% to 6.68%)..................................      36,655,424
Visteon Corp. ($15,000,000 par, maturing 08/03/00 to
  08/23/00, yielding 6.66% to 6.70%)........................      14,957,206
Xtra, Inc. ($25,562,000 par, maturing 08/03/00 to 08/17/00,
  yielding 6.69% to 6.75%)..................................      25,525,875
                                                              --------------

TOTAL COMMERCIAL PAPER......................................     461,623,937
                                                              --------------

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

July 31, 2000

                        DESCRIPTION                               VALUE
SHORT-TERM LOAN PARTICIPATIONS  0.7%
Asland, Inc. ($10,000,000 par, maturing 08/24/00, yielding
  6.77%)....................................................  $   10,000,000
Cabot Corp. ($8,000,000 par, maturing 08/18/00, yielding
6.80%)......................................................       8,000,000
Mead Corp. ($5,000,000 par, maturing 08/16/00, yielding
6.76%)......................................................       5,000,000
Praxair, Inc. ($15,000,000 par, maturing 08/15/00, yielding
6.76%)......................................................      15,000,000
Visteon Corp. ($9,800,000 par, maturing 08/08/00, yielding
6.83%)......................................................       9,800,000
                                                              --------------

TOTAL SHORT-TERM LOAN PARTICIPATIONS........................      47,800,000
                                                              --------------

TIME DEPOSIT  0.1%
State Street Bank & Trust Corp. ($4,600,000 par, 6.50%
coupon, dated 07/31/00, to be sold on 08/01/00 at
$4,600,831).................................................       4,600,000
                                                              --------------

TOTAL SHORT-TERM INVESTMENTS  7.9%
(Cost $514,023,937).........................................     514,023,937
                                                              --------------

TOTAL INVESTMENTS  99.4%
(Cost $6,744,706,679).......................................   6,421,339,907

OTHER ASSETS IN EXCESS OF LIABILITIES  0.6%.................      36,625,388
                                                              --------------

NET ASSETS  100.0%..........................................  $6,457,965,295
                                                              ==============

NR--Not Rated

 + Loans rated below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poors Group are considered to be below investment grade. (Unaudited)

 1  Industry percentages are calculated as a percentage of net assets.

(a) This Senior Loan interest is non-income producing.

(b) This Borrower has filed for protection in federal bankruptcy court.

(c) Restricted security.

(d) Non-income producing security as this stock currently does not declare dividends.

(e) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally transactions with qualified institutional buyers.

(f) Interest is accruing at less than the stated coupon.

(g) Affiliated company. See notes to financial statements.

(h) Subsequent to July 31, 2000, this borrower has filed for protection in federal bankruptcy court.

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

July 31, 2000

 * Senior Loans in the Trust's portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Trust's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Trust's portfolio may be substantially less than the stated maturities shown. Although the Trust is unable to accurately estimate the actual remaining maturity of individual Senior Loans, the Trust estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.

 ** Senior Loans in which the Trust invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR") (ii) the prime rate offered by one or more major banks and, (iii) the certificate of deposit rate. Senior loans are generally considered to be restricted in that the Trust ordinarily is contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
July 31, 2000

ASSETS:
Total Investments (Cost $6,744,706,679).....................  $6,421,339,907
Cash........................................................         557,269
Receivables:
  Interest and Fees.........................................      52,344,165
  Investments Sold..........................................       4,612,887
  Fund Shares Sold..........................................       1,946,464
  Dividends.................................................         121,794
Other.......................................................         216,212
                                                              --------------
    Total Assets............................................   6,481,138,698
                                                              --------------
LIABILITIES:
Payables:
  Income Distributions......................................       7,890,985
  Investment Advisory Fee...................................       5,264,192
  Investments Purchased.....................................       4,721,794
  Administrative Fee........................................       1,415,221
  Distributor and Affiliates................................       1,171,387
  Fund Shares Repurchased...................................         382,570
Accrued Expenses............................................       1,842,834
Trustees' Deferred Compensation and Retirement Plans........         484,420
                                                              --------------
    Total Liabilities.......................................      23,173,403
                                                              --------------
NET ASSETS..................................................  $6,457,965,295
                                                              ==============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 679,708,950 shares issued and
  outstanding)..............................................  $    6,797,090
Paid in Surplus.............................................   6,850,206,625
Accumulated Undistributed Net Investment Income.............      19,971,616
Accumulated Net Realized Loss...............................     (95,643,264)
Net Unrealized Depreciation.................................    (323,366,772)
                                                              --------------
NET ASSETS..................................................  $6,457,965,295
                                                              ==============
NET ASSET VALUE PER COMMON SHARE ($6,457,965,295 divided by
  679,708,950 shares outstanding)...........................  $         9.50
                                                              ==============

                                               See Notes to Financial Statements

Statement of Operations
For the Year Ended July 31, 2000

INVESTMENT INCOME:
Interest....................................................  $ 616,130,236
Fees........................................................      1,479,724
Dividends ($455,701 received as dividend income from
  affiliates)...............................................        455,701
Other.......................................................      8,292,209
                                                              -------------
    Total Income............................................    626,357,870
                                                              -------------
EXPENSES:
Investment Advisory Fee.....................................     69,830,499
Administrative Fee..........................................     18,860,527
Shareholder Services........................................      5,550,758
Legal.......................................................      1,920,741
Custody.....................................................        991,140
Trustees' Fees and Related Expenses.........................        275,925
Other.......................................................      3,601,004
                                                              -------------
    Total Expenses..........................................    101,030,594
    Less: Credits Earned on Cash Balances...................        245,523
                                                              -------------
    Net Expenses............................................    100,785,071
                                                              -------------
NET INVESTMENT INCOME.......................................  $ 525,572,799
                                                              =============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Loss...........................................  $ (28,679,370)
                                                              -------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    (66,177,805)
  End of the Period.........................................   (323,366,772)
                                                              -------------
Net Unrealized Depreciation During the Period...............   (257,188,967)
                                                              -------------
NET REALIZED AND UNREALIZED LOSS............................  $(285,868,337)
                                                              =============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 239,704,462
                                                              =============

See Notes to Financial Statements

Statement of Changes in Net Assets
For the Years Ended July 31, 2000 and 1999

                                                        YEAR ENDED        YEAR ENDED
                                                      JULY 31, 2000     JULY 31, 1999
                                                      --------------------------------
FROM INVESTMENT ACTIVITIES:
Net Investment Income.............................    $  525,572,799    $  510,587,206
Net Realized Loss.................................       (28,679,370)      (39,696,960)
Net Unrealized Depreciation During the Period.....      (257,188,967)      (60,996,583)
                                                      --------------    --------------
Change in Net Assets from Operations..............       239,704,462       409,893,663
Distributions from Net Investment Income..........      (521,005,157)     (506,562,808)
                                                      --------------    --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES......................................      (281,300,695)      (96,669,145)
                                                      --------------    --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Common Shares Sold..................       433,298,300     1,681,564,508
Net Asset Value of Shares Issued Through Dividend
  Reinvestment....................................       271,508,075       268,516,058
Cost of Shares Repurchased........................    (2,101,931,358)   (1,029,903,851)
                                                      --------------    --------------

NET CHANGE IN NET ASSETS FROM CAPITAL
  TRANSACTIONS....................................    (1,397,124,983)      920,176,715
                                                      --------------    --------------
TOTAL INCREASE/(DECREASE) IN NET ASSETS...........    (1,678,425,678)      823,507,570
NET ASSETS:
Beginning of the Period...........................     8,136,390,973     7,312,883,403
                                                      --------------    --------------
End of the Period (Including accumulated
  undistributed net investment income of
  $19,971,616 and $14,841,151, respectively)......    $6,457,965,295    $8,136,390,973
                                                      ==============    ==============

                                               See Notes to Financial Statements

Statement of Cash Flows
For the Year Ended July 31, 2000

CHANGE IN NET ASSETS FROM OPERATIONS........................    $   239,704,462
                                                                ---------------
Adjustments to Reconcile the Change in Net Assets from
  Operations to Net Cash Used for Operating Activities:
  Decrease in Investments at Value..........................      1,669,721,962
  Increase in Interest and Fees Receivables.................           (454,145)
  Increase in Receivable for Investments Sold...............         (2,288,950)
  Increase in Dividends Receivable..........................           (121,794)
  Decrease in Other Assets..................................            114,061
  Decrease in Investment Advisory Fee Payable...............         (1,193,296)
  Decrease in Administrative Fee Payable....................           (335,744)
  Decrease in Distributor and Affiliates Payable............         (1,247,797)
  Increase in Payable for Investments Purchased.............          4,721,794
  Decrease in Accrued Expenses..............................         (2,068,107)
  Increase in Trustees' Deferred Compensation and Retirement
    Plans...................................................            120,497
                                                                ---------------
    Total Adjustments.......................................      1,666,968,481
                                                                ---------------

NET CASH PROVIDED BY OPERATING ACTIVITIES...................      1,906,672,943
                                                                ---------------

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Shares Sold...................................        448,990,115
Payments on Shares Repurchased..............................     (2,101,548,788)
Change in Intra-day Credit Line with Custodian Bank.........         (1,276,982)
Cash Dividends Paid.........................................       (252,280,019)
                                                                ---------------
  Net Cash Used for Financing Activities....................     (1,906,115,674)
                                                                ---------------
NET INCREASE IN CASH........................................            557,269
Cash at Beginning of the Period.............................                -0-
                                                                ---------------
CASH AT END OF THE PERIOD...................................    $       557,269
                                                                ===============

See Notes to Financial Statements

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.


                                                      YEAR ENDED JULY 31,
                                        2000       1999       1998       1997       1996
                                      ----------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD............................  $   9.85   $   9.98   $   9.96   $  10.00   $  10.05
                                      --------   --------   --------   --------   --------
  Net Investment Income.............       .68        .64        .68        .70        .73
  Net Realized and Unrealized
    Gain/Loss.......................      (.36)      (.13)       .01       (.04)      (.03)
                                      --------   --------   --------   --------   --------
Total from Investment Operations....       .32        .51        .69        .66        .70
Less Distributions from Net
  Investment Income.................       .67        .64        .67        .70        .75
                                      --------   --------   --------   --------   --------
NET ASSET VALUE, END OF THE
  PERIOD............................  $   9.50   $   9.85   $   9.98   $   9.96   $  10.00
                                      ========   ========   ========   ========   ========
Total Return (a)....................     3.15%      5.23%      7.22%      6.79%      7.22%
Net Assets at End of the Period (In
  millions).........................  $6,458.0   $8,136.4   $7,312.9   $6,237.0   $4,865.8
Ratio of Expenses to Average Net
  Assets............................     1.34%      1.35%      1.41%      1.42%      1.46%
Ratio of Net Investment Income to
  Average Net Assets................     6.97%      6.48%      6.81%      7.02%      7.33%
Portfolio Turnover (b)..............       36%        44%        73%        83%        66%

(a) Total return assumes an investment at the beginning of the period indicated, reinvestment of all distributions for the period and tender of all shares at the end of the period indicated, excluding payment of 3.00% imposed on most shares accepted by the Trust for repurchase within the first year and declining thereafter to 0.00% after the fifth year. If the early withdrawal charge were included, total return would be lower.

(b) Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests.

                                               See Notes to Financial Statements

NOTES TO
FINANCIAL STATEMENTS

July 31, 2000

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Prime Rate Income Trust (the "Trust") is registered as a non-diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The Trust's investment objective is to provide a high level of current income, consistent with preservation of capital. The Trust seeks to achieve its objective by investing primarily in a portfolio of interests in floating or variable rate senior loans to corporations, partnerships and other entities which operate in a variety of industries and geographical regions. The Trust commenced investment operations on October 4, 1989.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION The Trust's Variable Rate Senior Loan interests and Other Loan interests (collectively "Loan interests") are valued by the Trust following guidelines established and periodically reviewed by the Trust's Board of Trustees. Subject to criteria established by the Trust's Board of Trustees about the availability and reliability of market indicators obtained from independent pricing sources, certain Loan interests are valued at the mean of bid and ask market indicators supplied by independent pricing sources approved by the Trust's Board of Trustees. All other Loan interests are valued by considering a number of factors including consideration of market indicators, transactions in instruments which Van Kampen Investment Advisory Corp. (the "Adviser") believes may be comparable (including comparable credit quality, interest rate, interest rate redetermination period and maturity), the credit worthiness of the borrower, the current interest rate, the period until next interest rate redetermination and the maturity of such Loan interests. Consideration of comparable instruments may include variable rate securities which have adjustment periods comparable to the Loan interests in the Trust's portfolio. The fair value of Loan interests are reviewed and approved by the Trust's Valuation Committee and by the Trust's Board of Trustees. The fair value of a Loan interest may differ significantly from the market value that would have been used had there been a ready and reliable market for the Loan interest.

NOTES TO
FINANCIAL STATEMENTS

July 31, 2000

    Equity securities are valued on the basis of prices furnished by pricing services or as determined in good faith by the Adviser under the direction of the Board of Trustees.

    Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term loan participations are valued at cost in the absence of any indication of impairment.

B. SECURITY TRANSACTIONS Investment transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

C. INVESTMENT INCOME Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Facility fees on senior loans purchased are treated as market discounts. Market premiums are amortized and discounts are accreted over the stated life of each applicable security.

    Other income is comprised primarily of amendment fees. Amendment fees are earned as compensation for agreeing to changes in loan agreements.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At July 31, 2000, the Trust had an accumulated capital loss carryforward for tax purposes of $58,142,159, which will expire between July 31, 2004 and July 31, 2008. Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of wash sales, post October losses which may not be recognized for tax purposes until the first day of the following fiscal year and losses that were recognized for book purposes but not for tax purposes at the end of the fiscal year.

    At July 31, 2000, for federal income tax purposes cost of long- and short-term investments is $6,744,720,032, the aggregate gross unrealized appreciation is $38,920,250 and the aggregate gross unrealized depreciation is $362,300,375 resulting in net unrealized depreciation on long- and short-term investments of $323,380,125.

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed at

NOTES TO
FINANCIAL STATEMENTS

July 31, 2000

least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    Due to inherent differences in the recognition of income, expenses and realized gains/losses under generally accepted accounting principles and federal income tax purposes, permanent differences between financial and tax basis reporting for the 2000 fiscal year have been identified and appropriately reclassified. Permanent differences relating to expenses which are not deductible for tax purposes totaling $562,823 were reclassified from capital to accumulated undistributed net investment income.

F. CREDITS EARNED ON CASH BALANCES During the year ended July 31, 2000, the Trust's custody fee was reduced by $245,523 as a result of credits earned on overnight cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND
OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Trust for an annual fee payable monthly as follows:

                     AVERAGE NET ASSETS                         % PER ANNUM
First $4.0 billion..........................................    .950 of 1%
Next $3.5 billion...........................................    .900 of 1%
Next $2.5 billion...........................................    .875 of 1%
Over $10.0 billion..........................................    .850 of 1%

    In addition, the Trust will pay a monthly administrative fee to Van Kampen Funds Inc., the Trust's Administrator, at an annual rate of .25% of the average net assets of the Trust. The administrative services to be provided by the Administrator include monitoring the provisions of the loan agreements and any agreements with respect to participations and assignments, record keeping responsibilities with respect to interests in Variable Rate Senior Loans in the Trust's portfolio and providing certain services to the holders of the Trust's securities.

    For the year ended July 31, 2000, the Trust recognized expenses of approximately $343,700 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Trust, of which a trustee of the Trust is an affiliated person.

    For the year ended July 31, 2000, the Trust recognized expenses of approximately $86,600 representing Van Kampen Funds Inc. or its affiliates' (collectively "Van Kampen") cost of providing legal services to the Trust.

NOTES TO
FINANCIAL STATEMENTS

July 31, 2000

    Van Kampen Investor Services Inc., an affiliate of the Adviser, serves as the shareholder servicing agent of the Trust. For the year ended July 31, 2000, the Trust recognized expenses for these services of approximately $4,504,500. Shareholder servicing fees are determined through negotiations with the Trust's Board of Trustees and are based on competitive market benchmarks.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

    During the period, the Trust owned shares of the following affiliated companies. Affiliated companies are defined by the Investment Company Act of 1940 as those companies in which a fund holds 5% or more of the outstanding voting securities.

                                                    REALIZED      DIVIDEND    MARKET VALUE
                NAME                   SHARES*     GAIN/(LOSS)     INCOME       7/31/00
Decision One Corp...................    605,299         0                0    $ 7,433,072
Decorate Today.Com. ................    198,600         0                0      1,725,834
London Fog Industries, Inc..........  1,083,301         0                0              0
Fleer/Marvel Entertainment, Inc.....  1,508,786         0         $455,701      9,897,645
Payless Cashways, Inc...............  1,024,159         0                0      1,664,258
Rowe International, Inc.............     91,173         0                0              0
Trans World Entertainment Corp......  3,789,962         0                0     45,716,417
United Fixtures Holdings, Inc.......    249,830         0                0        535,410

* Shares were acquired through the restructuring of Senior loan interests.

3. CAPITAL TRANSACTIONS

At July 31, 2000 and July 31, 1999, paid in surplus aggregated $6,850,769,448 and $8,246,435,399, respectively.

NOTES TO
FINANCIAL STATEMENTS

July 31, 2000

    Transactions in common shares were as follows:

                                                           YEAR ENDED       YEAR ENDED
                                                          JULY 31, 2000    JULY 31, 1999
Beginning Shares......................................     825,612,225      733,069,022
                                                          ------------     ------------
  Shares Sold.........................................      44,598,159      169,386,633
  Shares Issued Through Dividend Reinvestment.........      28,154,985       27,059,241
  Shares Repurchased..................................    (218,656,419)    (103,902,671)
                                                          ------------     ------------
  Net Increase/Decrease in Shares Outstanding.........    (145,903,275)      92,543,203
                                                          ------------     ------------
Ending Shares.........................................     679,708,950      825,612,225
                                                          ============     ============

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from investments sold and repaid, excluding short-term investments, were $2,332,815,340 and $3,550,089,366, respectively.

5. TENDER OF SHARES

The Board of Trustees currently intends, each quarter, to consider authorizing the Trust to make tender offers for all or a portion of its then outstanding common shares at the net asset value of the shares on the expiration date of the tender offer. For the year ended July 31, 2000, 218,656,419 shares were tendered and repurchased by the Trust.

6. EARLY WITHDRAWAL CHARGE

An early withdrawal charge to recover offering expenses will be imposed in connection with most common shares held for less than five years which are accepted by the Trust for repurchase pursuant to tender offers. The early withdrawal charge will be payable to Van Kampen. Any early withdrawal charge which is required to be imposed will be made in accordance with the following schedule.

                                                                WITHDRAWAL
                     YEAR OF REPURCHASE                           CHARGE
First.......................................................       3.0%
Second......................................................       2.5%
Third.......................................................       2.0%
Fourth......................................................       1.5%
Fifth.......................................................       1.0%
Sixth and following.........................................       0.0%

NOTES TO
FINANCIAL STATEMENTS

July 31, 2000

    For the year ended July 31, 2000, Van Kampen received early withdrawal charges of approximately $21,203,800 in connection with tendered shares of the Trust.

7. COMMITMENTS/BORROWINGS

Pursuant to the terms of certain of the Variable Rate Senior Loan agreements, the Trust had unfunded loan commitments of approximately $217,648,397 as of July 31, 2000. The Trust generally will maintain with its custodian short-term investments having an aggregate value at least equal to the amount of unfunded loan commitments.

    The Trust, along with the Van Kampen Senior Floating Rate Fund, has entered into a revolving credit agreement with a syndicate led by Bank of America for an aggregate of $500,000,000, which will terminate on September 12, 2001. The proceeds of any borrowing by the Trust under the revolving credit agreement shall be used for temporary liquidity purposes and funding of shareholder tender offers. Annual commitment fees of .09% are charged on the unused portion of the credit line. Borrowings under this facility will bear interest at either the LIBOR rate or the Federal Funds rate plus .50%. There have been no borrowings under this agreement to date.

8. SENIOR LOAN PARTICIPATION COMMITMENTS

The Trust invests primarily in participations, assignments, or acts as a party to the primary lending syndicate of a Variable Rate Senior Loan interest to corporations, partnerships, and other entities. When the Trust purchases a participation of a Senior Loan interest, the Trust typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Trust assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Trust and the borrower.

NOTES TO
FINANCIAL STATEMENTS

July 31, 2000

    At July 31, 2000, the following sets forth the selling participants with respect to interests in Senior Loans purchased by the Trust on a participation basis.

                                                                PRINCIPAL
                                                                 AMOUNT       VALUE
                    SELLING PARTICIPANT                           (000)       (000)
Bankers Trust...............................................    $ 45,079     $ 44,881
Societe Generale............................................      21,760       21,758
Goldman Sachs...............................................      10,714       10,613
Bank of Boston..............................................       9,900        9,813
Chase Securities, Inc.......................................       8,960        8,939
Bank One....................................................       6,000        5,985
Morgan Guaranty Trust.......................................       5,000        5,001
Donaldson Lufkin Jenrette...................................       4,938        4,884
Canadian Imperial Bank of Commerce..........................       3,442        3,444
                                                                --------     --------
Total.......................................................    $115,793     $115,318
                                                                ========     ========

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of Van Kampen Prime Rate Income Trust

We have audited the accompanying statement of assets and liabilities of Van Kampen Prime Rate Income Trust (the "Trust"), including the portfolio of investments as of July 31, 2000, and the related statements of operations, cash flows, changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The Trust's financial statements and financial highlights for the periods ended prior to July 31, 2000, were audited by other auditors whose report, dated September 14, 1999, expressed an unqualified opinion on those statements.

    We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2000, by correspondence with the Trust's custodian, brokers and selling or agent banks; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Van Kampen Prime Rate Income Trust as of July 31, 2000, the results of its operations, cash flows, changes in net assets, and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

    As discussed in Note 1A, the portfolio of investments includes certain loan interests for which, fair values are determined by the Trust's investment adviser under procedures approved by the Board of Trustees. Determination of fair values involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between parties in a transaction. We have reviewed the procedures established by the Board of Trustees and applied by the investment adviser in determining the fair values of such loan interests and inspected the underlying documentation. We believe that, in the circumstances, the procedures are reasonable and the documentation appropriate.

DELOITTE & TOUCHE LLP
Chicago, Illinois
September 15, 2000

                                       VAN KAMPEN FUNDS

THE VAN KAMPEN
FAMILY OF FUNDS

Growth

   Aggressive Growth
   American Value*
   Emerging Growth
   Enterprise
   Equity Growth
   Focus Equity
   Growth
   Mid Cap Growth
   Pace
   Select Growth
   Small Cap Value
   Tax Managed Equity Growth
   Technology

Growth and Income

   Comstock
   Equity Income
   Growth and Income
   Harbor
   Real Estate Securities
   Utility
   Value

Global/International

   Asian Growth
   Emerging Markets
   European Equity
   Global Equity
   Global Equity Allocation
   International Magnum
   Latin American
   Strategic Income*
   Tax Managed Global Franchise
   Worldwide High Income

Income

   Corporate Bond
   Government Securities
   High Income Corporate Bond
   High Yield
   High Yield & Total Return*
   Limited Maturity Government
   U.S. Government
   U.S. Government Trust for Income

Capital Preservation

   Reserve
   Tax Free Money

Senior Loan

   Prime Rate Income Trust
   Senior Floating Rate

Tax Free

   California Insured Tax Free
   Florida Insured Tax Free Income
   High Yield Municipal**
   Insured Tax Free Income
   Intermediate Term Municipal
     Income
   Municipal Income
   New York Tax Free Income
   Pennsylvania Tax Free Income
   Tax Free High Income

To find out more about any of these funds, ask your financial advisor for a prospectus, which contains more complete information, including sales charges, risks, and ongoing expenses. Please read it carefully before you invest or send money.

To view a current Van Kampen fund prospectus or to receive additional fund information, choose from one of the following:

- visit our Web site at
  WWW.VANKAMPEN.COM--
  to view a prospectus, select
  Download Prospectus                                            [COMPUTER ICON]

- call us at 1-800-341-2911
  weekdays from 7:00 a.m. to 7:00 p.m.
  Central time. Telecommunications
  Device for the Deaf users, call
  1-800-421-2833.

                                                                    [PHONE ICON]

- e-mail us by visiting
  WWW.VANKAMPEN.COM and
  selecting Contact Us

                                                            [MAIL ICON]

 * Closed to new investors

** Open to new investors for a limited time

TRUST OFFICERS AND IMPORTANT ADDRESSES
VAN KAMPEN PRIME RATE INCOME TRUST

BOARD OF TRUSTEES

DAVID C. ARCH
ROD DAMMEYER
HOWARD J KERR
THEODORE A. MYERS
RICHARD F. POWERS, III* - Chairman
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN*

OFFICERS

RICHARD F. POWERS, III*
   President

STEPHEN L. BOYD*
   Executive Vice President and
   Chief Investment Officer

A. THOMAS SMITH III*
   Vice President and Secretary

JOHN L. SULLIVAN*
   Vice President, Treasurer and
   Chief Financial Officer

RICHARD A. CICCARONE*
JOHN R. REYNOLDSON*
MICHAEL H. SANTO*
JOHN H. ZIMMERMANN, III*
   Vice Presidents

INVESTMENT ADVISER

VAN KAMPEN INVESTMENT ADVISORY CORP.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 218256
Kansas City, Missouri 64121-8256

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02105

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS(1)

DELOITTE & TOUCHE LLP
180 North Stetson Avenue
Chicago, Illinois 60601

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.

(C)  Van Kampen Funds Inc., 2000. All rights reserved.

(SM) denotes a service mark of Van Kampen Funds Inc.

(1) Independent auditors for the Trust perform an annual audit of the Trust's financial statements. The Board of Trustees has engaged Deloitte & Touche LLP to be the Trust's independent auditors.

KPMG LLP, located at 303 West Wacker Drive, Chicago, IL 60601 ("KPMG"), ceased being the Trust's independent auditors effective April 14, 2000. The cessation of the client-auditor relationship between the Trust and KPMG was based solely on a possible future business relationship by KPMG with an affiliate of the Trust's investment adviser.

This report is submitted for the general information of the shareholders of the Trust. It is not authorized for distribution to prospective investors unless it has been preceded or is accompanied by an effective prospectus of the Trust, which contains additional information on how to purchase shares and other pertinent data. After December 31, 2000, the report must, if used with prospective investors, be accompanied by a monthly performance update.